Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Highway Authority, Series 2025, RB,
5.00%, 09/01/29
(a)
................ USD 355 $ 388,652
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... 885 970,881
City of Huntsville
Series 2018B , GO , 5.00% , 05/01/29 ..... 280 292,773
Series 2020A , GO , 5.00% , 09/01/29 ..... 100 109,584
Series 2019A , GO , 5.00% , 05/01/33 ..... 125 134,234
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/29 ..... 195 212,456
Series 2019A , RB , 5.00% , 07/01/31 ..... 500 543,658
University of Alabama at Birmingham
Series 2019C , RB , 5.00% , 10/01/30 ..... 90 98,681
Series 2019B , RB , 5.00% , 10/01/31 ..... 225 246,365
Water Works Board of the City of Birmingham
(The), Series 2018, RB, 5.00%, 01/01/29 .. 80 83,994
3,081,278
Alaska — 0.5%
Alaska Municipal Bond Bank Authority, Series
2025-3, RB, 5.00%, 10/01/29 ......... 125 136,828
Borough of Matanuska-Susitna, Series 2025B,
GO, 5.00%, 11/01/29 .............. 235 257,805
Borough of North Slope, Series 2022A, GO,
5.00%, 06/30/29 ................. 740 804,668
Municipality of Anchorage
Series 2019B , GO , 5.00% , 04/01/29 ..... 40 43,240
Series 2018A , GO , 5.00% , 09/01/29 ..... 55 58,732
Series 2021A , GO , 5.00% , 09/01/29 ..... 100 109,115
Series 2021C , GO , 5.00% , 09/01/29 ..... 85 92,748
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 114,571
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 125,577
Series 2024A , GO , 5.00% , 08/01/29 ..... 385 420,409
2,163,693
Arizona — 1.7%
Arizona Board of Regents
Series 2021A , RB , 5.00% , 06/01/29 ..... 245 265,926
Series 2022A , RB , 5.00% , 07/01/29 ..... 185 201,752
Series 2025A , RB , 5.00% , 07/01/29
(a)
.... 550 599,804
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 27,264
City of Chandler, Series 2023, RB,
5.00%, 07/01/29 ................. 50 54,614
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 150 163,067
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 335 347,377
Series 2021A , RB , 5.00% , 07/01/29 ..... 185 201,944
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 966,678
County of Pima
Series 2019 , RB , 4.00% , 07/01/29 ...... 185 192,647
COP , 5.00% , 12/01/29 .............. 600 657,142
County of Pima Sewer System
RB , 5.00% , 07/01/29 ............... 35 37,177
Series 2020B , COP , 5.00% , 07/01/29 .... 125 136,233
Maricopa County Unified School District No. 48
Scottsdale
Series 2017 , GO , 4.00% , 07/01/29 ...... 100 102,248
Series 2021D , GO , 4.00% , 07/01/29 ..... 80 84,224
Series 2017A , GO , 5.00% , 07/01/29 ..... 100 103,858
Security
Par (000)
Par (000) Value
Arizona (continued)
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 USD 400 $ 436,221
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/29 ...... 905 938,758
Series 2025B , GO , 5.00% , 07/01/29
(a)
.... 245 267,185
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/29 ..... 75 76,871
Series 2017A , RB , 5.00% , 01/01/29 ..... 270 284,047
Series 2021A , RB , 5.00% , 01/01/29 ..... 310 334,383
Series 2023A , RB , 5.00% , 01/01/29 ..... 270 291,236
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 431,461
7,202,117
Arkansas — 0.1%
University of Arkansas
Series 2023B , RB , 5.00% , 11/01/29 ..... 250 273,883
Series 2019A , RB , 5.00% , 03/01/31 ..... 100 107,749
381,632
California — 11.7%
Alameda Unified School District-
Alameda County, Series 2004-A, GO,
0.00%, 08/01/29
(b)
................ 55 50,418
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/29 155 162,585
Anaheim Public Financing Authority
Series 2019A , RB , 5.00% , 09/01/30 ( BAM ) 135 147,693
Series 2019A , RB , 5.00% , 09/01/31 ( BAM ) 115 125,669
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 230,112
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 384,512
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 1,055 978,199
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 1,905 1,937,126
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 172,672
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 36,292
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 27,310
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 163,859
Series 2024C , RB , 5.00% , 09/01/29 ..... 770 848,130
Series D , RB , 5.00% , 09/01/29 ......... 280 292,206
Series B , RB , 5.00% , 10/01/29 ......... 225 235,311
Series 2018C , RB , 5.00% , 11/01/29 ..... 40 43,092
Series 2021C , RB , 5.00% , 11/01/29 ..... 125 138,244
Series 2021D , RB , 5.00% , 11/01/29 ..... 115 127,185
Series 2025C , RB , 5.00% , 11/01/29 ..... 50 55,298
Series 2019C , RB , 5.00% , 11/01/30 ..... 395 435,570
Series 2019C , RB , 5.00% , 11/01/31 ..... 375 412,817
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 156,029
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,862
Series 2019A , RB , 5.00% , 11/01/32 ..... 70 77,537
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(b)
........ 750 688,941
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 50 51,067
Series B , GO , 3.00% , 08/01/33 ........ 265 269,135
City & County of San Francisco
Series 2020B , GO , 2.00% , 06/15/29 ..... 265 256,689
Series 2021D1 , GO , 4.00% , 06/15/33 .... 525 553,381

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... USD 255 $ 279,555
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 82,709
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 122,767
Series 2019C , RB , 5.00% , 05/15/31 ..... 55 60,475
City of Los Angeles Wastewater System, Series
A, RB, 5.00%, 06/01/29 ............ 80 83,089
City of Riverside, Series 2019A, RB,
5.00%, 10/01/31 ................. 245 267,803
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 105,274
City of San Jose, Series 2019C, GO,
5.00%, 09/01/29 ................. 100 109,222
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 150 137,455
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 90,145
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 298,525
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 95,729
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,387,762
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 55,644
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/29 .......... 500 549,133
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 1,480 1,358,570
Evergreen School District, Series 2020, GO,
3.00%, 08/01/29 ................. 165 167,621
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/29 ................. 440 482,240
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 41,117
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 122,051
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 104,713
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,836,025
Los Angeles County Public Works Financing
Authority
Series 2020A , RB , 5.00% , 12/01/29 ..... 25 27,880
Series 2019E-1 , RB , 5.00% , 12/01/31 .... 130 144,481
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 130 144,372
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 110 112,441
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 138,206
Series 2019B , RB , 5.00% , 07/01/29 ..... 130 139,851
Series 2019D , RB , 5.00% , 07/01/29 ..... 65 70,738
Series 2020A , RB , 5.00% , 07/01/29 ..... 240 261,188
Series 2021B , RB , 5.00% , 07/01/29 ..... 275 299,278
Series 2022A , RB , 5.00% , 07/01/29 ..... 40 43,531
Series 2022E , RB , 5.00% , 07/01/29 ..... 105 114,270
Series 2023A , RB , 5.00% , 07/01/29 ..... 690 750,915
Series 2024A , RB , 5.00% , 07/01/29 ..... 75 81,621
Series 2024C , RB , 5.00% , 07/01/29 ..... 155 168,684
Series 2024E , RB , 5.00% , 07/01/29 ..... 620 674,735
Series 2025D , RB , 5.00% , 07/01/29
(a)
.... 395 429,652
Series 2019D , RB , 5.00% , 07/01/31 ..... 150 162,558
Series 2019B , RB , 5.00% , 07/01/33 ..... 205 218,722
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 48,507
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... USD 450 $ 459,986
Series 2018B , RB , 5.00% , 07/01/29 ..... 310 329,569
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 272,071
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 87,063
Series 2024A , RB , 5.00% , 07/01/29 ..... 295 321,043
Series 2025C , RB , 5.00% , 07/01/29 ..... 445 484,286
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 149,023
Series 2019A , GO , 5.00% , 07/01/30 ..... 250 275,430
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 262,118
Los Rios Community College District
Series 2017 , GO , 5.00% , 08/01/29 ...... 80 83,677
Series E , GO , 3.00% , 08/01/32 ........ 725 732,231
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/29 ..... 505 518,548
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 66,199
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 33,409
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 54,441
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 140 149,263
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/29 ..... 110 120,098
Series 2020-B , RB , 5.00% , 11/01/29 ..... 125 137,921
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/29 (NPFGC)
(b)
... 385 352,924
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 92,809
Series 2019C , RB , 5.00% , 08/15/29 ..... 395 438,102
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 55,481
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(b)
................ 150 137,633
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(b)
....... 200 182,310
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,809
San Diego County Regional Airport Authority,
Series 2019A, RB, 5.00%, 07/01/31 ..... 600 658,893
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 225,400
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(b)
...... 200 184,264
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 71,852
Series 2017J , GO , 5.00% , 07/01/29 ..... 75 78,332
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 109,464
Series 2019D , RB , 5.00% , 05/01/30 ..... 60 65,647
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/29
(NPFGC)
(b)
.................... 50 45,882
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 31,433
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 220 202,649
San Mateo County Community College District
(b)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 100 91,705
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 690 632,763
Santa Clarita Community College District, Series
2005, GO, 0.00%, 08/01/29
(b)
......... 250 229,965

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Southern California Public Power Authority
Series 20201 , RB , 5.00% , 07/01/29 ..... USD 100 $ 108,633
Series 2021-1 , RB , 5.00% , 07/01/29 ..... 275 299,278
Series 2024A , RB , 5.00% , 07/01/29 ..... 150 163,242
Series 2025-2 , RB ,
VRDN,   5.00% , 07/01/29
(a) (c)
........ 375 398,107
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/29 (NPFGC)
(b)
200 183,337
State of California
GO , 5.00% , 04/01/29 ............... 1,365 1,488,890
Series B , GO , 5.00% , 08/01/29 ........ 300 312,678
GO , 5.00% , 08/01/29 ............... 345 372,640
GO , 4.00% , 09/01/29 ............... 955 1,016,031
GO , 5.00% , 09/01/29 ............... 1,250 1,377,745
Series 2024 , GO , 5.00% , 09/01/29 ...... 470 518,032
GO , 5.00% , 10/01/29 ............... 745 818,092
Series 2023 , GO , 5.00% , 10/01/29 ...... 525 579,839
GO , 4.00% , 11/01/29 ............... 295 314,679
GO , 5.00% , 11/01/29 ............... 1,975 2,185,766
Series 2017 , GO , 5.00% , 11/01/29 ...... 300 314,737
Series 2020 , GO , 5.00% , 11/01/29 ...... 475 525,690
GO , 5.00% , 12/01/29 ............... 555 615,484
Series 2019 , GO , 5.00% , 10/01/30 ...... 1,895 2,090,656
GO , 5.00% , 04/01/31 ............... 225 245,055
Series 2019 , GO , 5.00% , 10/01/31 ...... 290 319,433
GO , 5.00% , 04/01/32 ............... 290 315,203
GO , 5.00% , 10/01/32 ............... 300 329,521
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 115 126,876
Series BB , RB , 5.00% , 12/01/29 ........ 140 156,492
Series BA , RB , 5.00% , 12/01/31 ........ 20 22,017
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 1,000 913,526
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... 120 125,512
Series 2018O , RB , 4.00% , 05/15/29 ..... 190 198,641
Series 2017AY , RB , 5.00% , 05/15/29 .... 160 165,904
Series 2017M , RB , 5.00% , 05/15/29 ..... 85 88,115
Series 2018AZ , RB , 5.00% , 05/15/29 .... 80 85,511
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 164,665
Series 2023BM , RB , 5.00% , 05/15/29 .... 85 93,310
Series 2023BN , RB , 5.00% , 05/15/29 .... 155 170,154
Series 2023BQ , RB , 5.00% , 05/15/29 .... 375 411,664
Series 2024BS , RB , 5.00% , 05/15/29 .... 165 181,132
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 750 823,327
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(b)
.... 525 477,382
48,495,884
Colorado — 1.4%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2021A, GO,
5.00%, 12/01/29 (SAW) ............ 90 99,161
Board of Governors of Colorado State University
System
Series 2025F , RB , 5.00% , 03/01/29 ( ST AID
INTERCEPT )
(a)
................. 610 657,801
Series A , RB , 5.00% , 03/01/29 ( HERBIP ) .. 35 36,437
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 548,780
Boulder Valley School District No. Re-2 Boulder,
Series 2019B, GO, 4.00%, 12/01/29 (SAW) 150 153,065
Security
Par (000)
Par (000) Value
Colorado (continued)
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... USD 70 $ 76,611
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 142,278
Series 2022A , GO , 5.00% , 08/01/29 ..... 160 175,111
COP , 5.00% , 12/01/29 .............. 235 258,195
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/29 ..... 85 93,339
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 186,679
Series 2023A , RB , 5.00% , 11/15/29 ..... 125 136,788
Series 2018B , RB , 5.00% , 12/01/29 ..... 145 154,883
Series 2019C , RB , 5.00% , 11/15/30 ..... 210 229,766
Series 2019C , RB , 5.00% , 11/15/31 ..... 65 70,896
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/29 ...... 250 275,255
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 187,305
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 395 418,105
E-470 Public Highway Authority, Series 2000B,
RB, 0.00%, 09/01/29 (NPFGC)
(b)
....... 60 54,745
Regional Transportation District
COP , 5.00% , 06/01/29 .............. 235 255,387
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 165 181,323
State of Colorado
Series 2018M , COP , 5.00% , 03/15/29 .... 390 412,453
COP , 5.00% , 03/15/31 .............. 215 232,032
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 255 271,111
Weld County School District No. 6 Greeley
Series 2020 , GO , 5.00% , 12/01/29 ( SAW ) . 220 241,799
Series 2020 , GO , 5.00% , 12/01/31 ( SAW ) . 175 192,145
5,741,450
Connecticut — 1.5%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 215 225,114
Series 2022A , GO , 4.00% , 01/15/29 ..... 150 157,057
Series 2020A , GO , 5.00% , 01/15/29 ..... 335 361,258
Series 2019B , GO , 5.00% , 02/15/29 ..... 325 351,171
Series 2020C , GO , 4.00% , 06/01/29 ..... 355 373,728
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 65,337
Series 2022E , GO , 5.00% , 11/15/29 ..... 55 60,465
Series 2024H , GO , 5.00% , 11/15/29 ..... 535 588,162
Series 2025B , GO , 5.00% , 12/01/29 ..... 1,125 1,238,038
Series 2019A , GO , 5.00% , 04/15/31 ..... 135 146,170
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 465 488,797
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 215,413
Series 2021A , RB , 5.00% , 05/01/29 ..... 320 347,368
Series 2022A , RB , 5.00% , 07/01/29 ..... 130 141,237
Series 2023B , RB , 5.00% , 07/01/29 ..... 475 517,620
Series 2018B , RB , 5.00% , 10/01/29 ..... 240 256,757
Series 2021D , RB , 5.00% , 11/01/29 ..... 425 466,660
University of Connecticut
Series 2017A , RB , 5.00% , 01/15/29 ( SAP ) . 100 102,543
Series 2020A , RB , 5.00% , 02/15/29 ( SAP ) . 55 59,453
Series 2023A , RB , 5.00% , 08/15/29 ( SAP ) . 195 213,262
Series 2019 , RB , 5.00% , 11/01/29 ( SAP ) .. 20 21,457
6,397,067
Delaware — 0.4%
County of New Castle, Series 2019, GO,
5.00%, 04/01/29 ................. 220 238,860
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 147,308

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2020 , RB , 5.00% , 07/01/29 ...... USD 225 $ 245,514
Series 2019 , RB , 5.00% , 07/01/32 ...... 160 173,601
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 156,524
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 146,033
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 146,325
Series 2019 , GO , 5.00% , 02/01/30 ...... 100 108,090
Series 2019 , GO , 5.00% , 02/01/32 ...... 100 107,557
1,469,812
District of Columbia — 1.3%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 16,161
Series 2017D , GO , 5.00% , 06/01/29 ..... 120 124,243
Series 2023B , GO , 5.00% , 06/01/29 ..... 230 250,246
Series 2019A , GO , 5.00% , 10/15/29 ..... 280 303,801
Series 2020 , RB , 5.00% , 12/01/29 ...... 365 400,717
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 437,659
Series 2020 , RB , 5.00% , 12/01/31 ...... 415 454,188
Series 2020 , RB , 5.00% , 12/01/32 ...... 215 234,606
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 194,708
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 189,299
Series 2020C , RB , 5.00% , 05/01/29 ..... 260 282,339
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 219,280
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 136,671
Series 2019C , RB , 5.00% , 10/01/30 ..... 285 311,944
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 147,273
District of Columbia Water & Sewer Authority
Series 2024A , RB , 5.00% , 10/01/29 ..... 60 65,762
Series 2025A , RB , 5.00% , 10/01/29 ..... 300 328,809
Metropolitan Washington Airports Authority
Dulles Toll Road, Series 2009B, RB,
0.00%, 10/01/29
(b)
................ 245 220,976
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 150 155,425
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 217,595
Series 2020A , RB , 5.00% , 07/15/29 ..... 190 206,522
Series 2021A , RB , 5.00% , 07/15/29 ..... 495 538,044
5,436,268
Florida — 4.7%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 181,587
Series 2021 , RB , 5.00% , 07/01/29 ...... 110 119,809
Series 2021D , RB , 5.00% , 07/01/29 ..... 300 326,238
Series 2024B , RB , 5.00% , 07/01/29 ..... 30 32,675
Series 2019A , RB , 5.00% , 07/01/32 ..... 105 113,294
Series 2019B , RB , 5.00% , 07/01/33 ..... 265 285,090
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/29 ..... 60 62,013
Series 2024A , GO , 5.00% , 06/01/29 ..... 45 48,783
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 455 474,991
City of Hollywood, Series 2019, GO,
5.00%, 07/01/29 ................. 275 298,957
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... 305 333,412
Series 2022A , RB , 5.00% , 10/01/29 ..... 255 278,754
Series 2023A , RB , 5.00% , 10/01/29 ..... 155 169,439
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 364,268
County of Miami-Dade
Series 2019B , RB , 5.00% , 04/01/29 ..... 190 205,513
Series 2024A , RB , 5.00% , 04/01/29 ..... 175 189,288
Series 2025A , GO , 5.00% , 07/01/29 ..... 60 65,268
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019B , RB , 5.00% , 04/01/30 ..... USD 170 $ 184,460
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 155,841
County of Miami-Dade Transit System
Series 2019 , RB , 5.00% , 07/01/30 ...... 380 413,734
Series 2019 , RB , 5.00% , 07/01/31 ...... 620 674,136
County of Miami-Dade Water & Sewer System,
Series 2017B, RB, 5.00%, 10/01/29 ..... 350 365,261
County of Seminole, Series 2025A, RB,
5.00%, 10/01/29 ................. 215 235,266
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 441,604
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 27,260
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/29 .... 220 241,515
Florida Municipal Power Agency
Series 2018A , RB , 3.00% , 10/01/29 ..... 260 260,280
Series 2019A , RB , 5.00% , 10/01/29 ..... 555 605,679
Series 2021B , RB , 5.00% , 10/01/29 ..... 100 106,993
Series 2025A , RB , 5.00% , 10/01/29
(a)
.... 405 441,982
Hillsborough County School Board, COP,
5.00%, 07/01/29 ................. 25 26,596
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 ................. 855 933,702
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 109,205
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/29 ............. 330 358,611
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 200 217,264
Series 2021A , RB , 5.00% , 10/01/29 ..... 120 131,488
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 273,934
Palm Beach County School District
Series 2018C , COP , 5.00% , 08/01/29 .... 1,485 1,583,049
Series 2022B , COP , 5.00% , 08/01/29 .... 45 49,028
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 240 246,770
Series 2022A , GO , 5.00% , 03/15/29 ( BAM ) 245 264,199
Series 2025A , COP , 5.00% , 05/01/29 .... 1,135 1,226,294
School District of Broward County
Series 2019B , COP , 5.00% , 07/01/29 .... 990 1,069,814
Series 2021 , GO , 5.00% , 07/01/29 ...... 50 54,270
Series B , COP , 5.00% , 07/01/29 ........ 150 155,111
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/29 ...... 215 234,949
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 248,588
Series 2017C , GO , 5.00% , 06/01/29 ..... 320 331,450
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 266,748
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 223,128
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 179,591
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 103,401
Series 2017A , GO , 5.00% , 07/01/29 ..... 80 83,129
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 298,476
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 103,733
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 109,193
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 114,653
Series 2019C , GO , 4.00% , 06/01/32 ..... 315 329,228
Series 2019B , GO , 5.00% , 06/01/32 ..... 180 195,359
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 45,083
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 180 191,502
Series 2019A , RB , 5.00% , 07/01/29 ..... 195 211,854
Series 2021A , RB , 5.00% , 07/01/29 ..... 420 456,300

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... USD 190 $ 207,336
Series 2020A , RB , 5.00% , 07/01/29 ..... 133 145,135
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 81,843
Series 2021B , RB , 5.00% , 07/01/29 ..... 80 87,299
Series 2023A , RB , 5.00% , 07/01/29 ..... 140 152,774
Series 2024B , RB , 5.50% , 07/01/29 ..... 60 66,456
Series 2024A , RB , 6.00% , 07/01/29 ..... 290 325,132
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 98,181
Volusia County School Board, COP,
5.00%, 08/01/29 ................. 50 54,300
19,347,546
Georgia — 2.1%
Athens-Clarke County Unified Government
Series 2020 , GO , 4.00% , 12/01/29 ...... 25 26,518
Series 2021 , GO , 5.00% , 12/01/29 ...... 190 209,194
City of Atlanta Department of Aviation
Series 2021B , RB , 5.00% , 07/01/29 ..... 160 174,285
Series 2023F , RB , 5.00% , 07/01/29 ..... 60 65,357
Series 2019E , RB , 5.00% , 07/01/30 ..... 60 65,188
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/29 ..... 265 277,077
Series 2018C , RB , 5.00% , 11/01/29 ..... 550 575,064
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 60 65,825
Series 2004 , RB , 5.75% , 11/01/29 ( AGM ) . 100 112,386
Columbia County Public Facilities Authority,
Series 2024, RB, 5.00%, 04/01/29 ...... 95 103,211
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 273,069
Forsyth County School District
Series 2018 , GO , 5.00% , 02/01/29 ...... 235 247,992
Series 2020 , GO , 5.00% , 02/01/29 ...... 95 102,827
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 810 879,754
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 460 486,284
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/29 ..... 305 312,039
Series 2023B , RB , 5.00% , 07/01/29 ..... 110 119,961
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... 325 347,909
Series 2020A , RB , 5.00% , 01/01/29 ..... 50 53,524
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 32,115
Series 2020A , RB , 5.00% , 11/01/29 ..... 25 27,370
Series 2019A , RB , 5.00% , 01/01/30 ..... 200 213,193
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 920 1,003,530
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,150 1,254,413
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 520 567,213
State of Georgia
Series 2023C , GO , 4.00% , 01/01/29 ..... 70 73,506
Series 2022C , GO , 4.00% , 07/01/29 ..... 290 307,300
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 95,942
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 49,173
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 49,173
Series 2020A , GO , 5.00% , 08/01/29 ..... 85 93,067
Series 2019A , GO , 5.00% , 07/01/30 ..... 225 245,540
8,508,999
Hawaii — 1.3%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 25 26,328
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2019A , RB , 4.00% , 07/01/31 ..... USD 495 $ 519,793
Series 2019A , RB , 4.00% , 07/01/32 ..... 200 209,017
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 190 207,205
Series 2025E , GO , 5.00% , 07/01/29 ..... 500 545,276
Series 2019C , GO , 4.00% , 08/01/29 ..... 385 405,936
Series 2018A , GO , 5.00% , 09/01/29 ..... 145 154,989
Series 2019A , GO , 5.00% , 09/01/29 ..... 655 700,123
Series C , GO , 5.00% , 10/01/29 ........ 280 307,116
Series 2022A , GO , 5.00% , 11/01/29 ..... 465 511,002
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 140 142,315
County of Maui, Series 2020, GO,
5.00%, 03/01/29 ................. 85 91,977
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 145 156,277
Series FK , GO , 5.00% , 05/01/29 ....... 440 454,768
Series FN , GO , 5.00% , 10/01/29 ....... 380 396,703
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 348,307
State of Hawaii Harbor System, Series 2020C,
RB, 5.00%, 07/01/29 .............. 60 65,227
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/29 ................. 85 88,579
5,330,938
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 895 971,649
Series 2019A , RB , 5.00% , 07/15/30 ..... 195 212,491
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 544,552
1,728,692
Illinois — 5.4%
Board of Trustees of the University of Illinois
(The), Series 2021A, RB, 5.00%, 04/01/29 . 285 307,364
Champaign County Community Unit School
District No. 4 Champaign, Series 2019, GO,
4.00%, 06/01/31 ................. 800 834,164
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 100 107,288
Series 2020B , RB , 5.00% , 01/01/29 ..... 125 134,110
Series 2022D , RB , 5.00% , 01/01/29 ..... 90 96,559
Series 2023 , RB , 5.00% , 01/01/29 ( BAM ) . 65 69,567
Series 2024D , RB , 5.00% , 01/01/29 ..... 80 85,830
Series 2025D , RB , 5.00% , 01/01/29
(a)
.... 525 563,262
Series A , RB , 5.00% , 01/01/29 ......... 115 117,448
Series D , RB , 5.25% , 01/01/29 ......... 435 446,032
Chicago Park District, Series 2024B, GO,
5.00%, 01/01/29 ................. 400 429,351
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/29 ...... 350 374,398
City of Chicago
Series 2008C , GO , 0.00% , 01/01/29
(b)
.... 170 154,523
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 260,078
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/29 ( AGM ) 475 507,321
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 215 229,630
City of Chicago Waterworks
Series 2017 , RB , 5.00% , 11/01/29 ...... 260 271,033
Series 2023B , RB , 5.00% , 11/01/29 ..... 110 119,506
Series 2024A , RB , 5.00% , 11/01/29 ..... 310 336,097
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 570 609,876

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... USD 185 $ 193,269
Series 2022A , GO , 5.00% , 11/15/29 ..... 380 413,877
County of Will, Series 2021, GO,
5.00%, 11/15/29 ................. 40 43,839
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 110 110,340
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 515 563,559
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 112,972
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 532,582
Series 2025C , RB , 5.00% , 04/01/29
(a)
.... 320 345,111
Series 2019 , RB , 5.00% , 01/01/31 ...... 305 331,407
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 990 1,065,454
Series 2019C , RB , 5.00% , 01/01/29 ..... 750 807,162
Series 2018A , RB , 5.00% , 01/01/30 ..... 415 446,562
Series 2018A , RB , 5.00% , 01/01/31 ..... 710 762,769
Lake County School District No. 112 North
Shore, Series 2024, GO, 5.00%, 12/01/29 . 440 481,347
Metropolitan Water Reclamation District of
Greater Chicago
Series 2021A , GO , 5.00% , 12/01/29 ..... 465 510,305
Series 2021C , GO , 5.00% , 12/01/29 ..... 265 290,819
Regional Transportation Authority
Series 2018B , RB , 5.00% , 06/01/29 ..... 180 190,516
Series 2017A , RB , 5.00% , 07/01/29 ..... 25 25,798
Series 2002A , RB , 6.00% , 07/01/29 ( NPFGC ) 250 278,170
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 240 249,312
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 610,166
Series 2020A , RB , 5.00% , 01/01/29 ..... 640 682,119
Series 2021A , RB , 5.00% , 01/01/29 ..... 85 90,594
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 225 230,059
Series 2021A , GO , 5.00% , 03/01/29 ..... 715 765,659
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 101,731
Series 2022B , GO , 5.00% , 03/01/29 ..... 365 390,861
Series 2018A , GO , 5.00% , 05/01/29 ..... 735 773,320
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 741,336
Series 2023D , GO , 5.00% , 07/01/29 ..... 345 371,895
Series 2025B , GO , 5.25% , 09/01/29 ..... 525 572,231
Series 2022B , GO , 5.00% , 10/01/29 ..... 80 86,656
Series 2019A , GO , 5.00% , 11/01/29 ..... 90 97,644
Series 2021A , GO , 5.00% , 12/01/29 ..... 355 385,770
Series 2023B , GO , 5.00% , 12/01/29 ..... 830 901,941
Series 2019B , GO , 5.00% , 11/01/31 ..... 580 626,266
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 371,988
Series 2021C , RB , 5.00% , 06/15/29 ..... 500 539,982
Series 2024A , RB , 5.00% , 06/15/29 ..... 100 107,996
22,256,821
Indiana — 2.0%
Ball State University, Series S, RB,
5.00%, 07/01/29 ................. 100 108,369
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 165 176,435
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/29 ..... 140 147,402
Series 2018A , RB , 5.00% , 02/01/29 ..... 55 57,919
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 281,107
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2021B , RB , 5.00% , 02/01/29 ..... USD 340 $ 367,601
Series 2016C , RB , 5.00% , 06/01/29 ..... 75 81,481
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 485 529,822
Series 2021-2 , RB , 5.00% , 10/01/29 ..... 70 76,263
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 195 213,021
Series 2022A , RB , 5.00% , 10/01/29 ..... 140 152,938
Series 2022B , RB , 5.00% , 10/01/29 ..... 155 169,325
Series 2023A , RB , 5.00% , 10/01/29 ..... 265 289,490
Series 2019E , RB , 5.00% , 02/01/30 ..... 245 263,580
Series 2019A , RB , 5.00% , 02/01/31 ..... 200 215,455
Series 2019C , RB , 5.00% , 02/01/31 ..... 200 215,455
Series 2019E , RB , 5.00% , 02/01/31 ..... 335 360,283
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 155 163,006
Series 2019A , RB , 5.00% , 01/01/29 ..... 75 80,416
Series 2025A , RB , 5.00% , 01/01/29 ..... 280 300,955
Series 2019A , RB , 5.00% , 01/01/31 ..... 135 144,739
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 133,980
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 185 201,049
Series Z-1 , RB , 5.00% , 08/01/29 ....... 600 654,549
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 470 492,284
Series 2017A , RB , 5.00% , 01/15/29 ..... 90 92,375
Series 2025A , RB , 5.00% , 01/15/29 ..... 50 53,866
Series 2025C , RB , 5.00% , 01/15/29 ..... 50 53,747
Series 2019A , RB , 5.00% , 02/01/29 ..... 110 118,134
Series 2024E , RB , 5.00% , 02/01/29 ..... 730 786,177
Series 2021A , RB , 5.00% , 06/01/29 ..... 500 542,204
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 535 570,045
Purdue University
Series 2025B , RB , 5.00% , 07/01/29
(a)
.... 250 272,122
Series EE , RB , 5.00% , 07/01/29 ........ 95 103,406
8,469,000
Iowa — 0.2%
City of Des Moines, Series 2023A, GO,
6.00%, 06/01/29 ................. 70 78,274
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 595 650,920
729,194
Kansas — 0.7%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/29 ................. 245 255,404
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/29 ................. 120 131,657
Johnson County Unified School District No.
512 Shawnee Mission, Series 2023A, GO,
5.00%, 10/01/29 ................. 165 180,540
Kansas Development Finance Authority
Series 2019SRF , RB , 5.00% , 05/01/29 ... 830 902,945
Series 2021P , RB , 5.00% , 05/01/29 ..... 210 227,906
Series 2024SRF , RB , 5.00% , 05/01/29 ... 60 65,273
Series 2020P , RB , 4.00% , 06/01/29 ..... 100 103,520
Series 2021L , RB , 4.00% , 06/01/31 ..... 95 99,283
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 110 120,416
Sedgwick County Unified School District No. 265
Goddard, Series 2025-1, GO, 5.00%, 08/01/29 75 77,705
Sedgwick County Unified School District No. 266
Maize, Series 2019A, GO, 4.00%, 09/01/29 175 179,175

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kansas (continued)
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/29 ..... USD 255 $ 265,893
Series 2025A , RB , 5.00% , 09/01/29 ..... 215 235,591
2,845,308
Kentucky — 0.9%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 96,139
Campbell Kenton & Boone Counties
Sanitation District No. 1, Series 2021A, RB,
2.00%, 08/01/32 ................. 115 105,668
Kentucky Infrastructure Authority, Series 2018A,
RB, 5.00%, 02/01/29 .............. 240 253,065
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 170 175,636
Series A , RB , 5.00% , 06/01/29 ......... 115 124,853
Series A , RB , 5.00% , 10/01/29 ......... 100 109,418
Series 2024A , RB , 5.00% , 11/01/29 ..... 180 197,318
Series 2024B , RB , 5.00% , 11/01/29 ..... 800 876,968
Series A , RB , 5.00% , 11/01/29 ......... 85 93,178
Kentucky Turnpike Authority
Series 2022A , RB , 5.00% , 07/01/29 ..... 245 266,326
Series 2024A , RB , 5.00% , 07/01/29 ..... 375 407,643
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/29 ................. 60 65,105
Louisville & Jefferson County Metropolitan
Sewer District
Series 2022A , RB , 5.00% , 05/15/29 ..... 260 281,821
Series 2025A , RB , 5.00% , 05/15/29 ..... 330 357,695
Louisville Water Co., Series 2025, RB,
5.00%, 11/15/29 ................. 110 120,981
3,531,814
Louisiana — 0.6%
City of New Orleans, Series 2022, GO,
5.00%, 12/01/29 ................. 60 65,347
East Baton Rouge Sewerage Commission
Series 2019B , RB , 5.00% , 02/01/29 ..... 105 112,859
Series 2019A , RB , 5.00% , 02/01/32 ..... 100 107,443
Jefferson Sales Tax District, Series 2019B, RB,
5.00%, 12/01/29 ................. 425 463,846
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 315 340,856
Series 2023A , GO , 5.00% , 04/01/29 ..... 145 157,162
Series 2024A , GO , 5.00% , 05/01/29 ..... 55 59,729
Series 2019A , RB , 5.00% , 09/01/29 ..... 140 149,121
Series 2023 , RB , 5.00% , 09/01/29 ...... 715 779,404
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 275,062
Series 2019A , GO , 5.00% , 03/01/30 ..... 30 32,425
2,543,254
Maine — 0.6%
City of Portland, Series 2020, GO,
5.00%, 10/01/29 ................. 100 109,862
Maine Governmental Facilities Authority
Series 2020A , RB , 5.00% , 10/01/29 ..... 55 60,140
Series 2025A , RB , 5.00% , 10/01/29 ..... 70 76,541
Series 2020A , RB , 5.00% , 10/01/31 ..... 120 130,724
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/29 ..... 800 872,002
Series 2022A , RB , 5.00% , 09/01/29 ..... 45 49,050
Series 2019A , RB , 5.00% , 11/01/31 ..... 215 235,280
Security
Par (000)
Par (000) Value
Maine (continued)
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. USD 205 $ 223,197
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 201,285
Series 2020B , GO , 5.00% , 06/01/29 ..... 105 114,243
Series 2021B , GO , 5.00% , 06/01/29 ..... 115 125,123
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 146,884
2,344,331
Maryland — 2.9%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/29 ..... 215 233,501
Series 2021A , GO , 4.00% , 10/15/29 ..... 20 21,139
Series 2019A , GO , 5.00% , 10/15/31 ..... 75 81,720
Series 2019A , RB , 5.00% , 07/01/32 ..... 245 263,997
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 259,271
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/29 ...... 10 10,855
Series 2018 , GO , 5.00% , 10/01/29 ...... 140 146,086
Series 2019 , GO , 5.00% , 10/01/29 ...... 90 98,856
Series 2020 , GO , 5.00% , 10/01/29 ...... 130 142,792
Series 2023 , GO , 5.00% , 10/01/29 ...... 130 142,792
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 71,203
Series 2020 , GO , 5.00% , 10/01/30 ...... 95 104,065
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 157,091
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 113,756
Series 2021 , GO , 5.00% , 03/01/29 ...... 295 319,600
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 151,674
Series 2019 , GO , 5.00% , 03/01/32 ...... 110 118,385
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 186,728
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 675 677,908
Series 2018A , GO , 5.00% , 02/15/29 ..... 165 174,232
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 125,942
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 125,942
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/29 ..... 125 132,194
Series 2021A , GO , 5.00% , 08/01/29 ..... 105 114,887
Series 2017C , GO , 5.00% , 10/01/29 ..... 55 57,391
Series 2020B , GO , 4.00% , 11/01/29 ..... 745 790,744
Series 2018A , GO , 5.00% , 11/01/29 ..... 330 354,671
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/29 ..... 175 186,730
Series 2020A , GO , 5.00% , 07/15/29 ..... 75 80,027
Series 2023A , GO , 5.00% , 08/01/29 ..... 165 180,536
Series 2020B , GO , 5.00% , 09/15/29 ..... 345 378,557
Series 2019A , GO , 5.00% , 07/15/30 ..... 110 119,645
Series 2019A , GO , 4.00% , 07/15/31 ..... 415 435,413
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 502,192
Series 2021A , RB , 5.00% , 07/01/29 ..... 160 174,483
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 82,259
Series 2018A , GO , 5.00% , 03/15/29 ..... 350 370,357
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 365 395,803
Series 2020A , GO , 5.00% , 03/15/29 ..... 540 585,571
Series 2022-1A , GO , 5.00% , 06/01/29 .... 465 506,777
Series 2021A , GO , 5.00% , 08/01/29 ..... 65 71,120
Series 2019-2A , GO , 5.00% , 08/01/30 .... 175 190,833
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 240 259,150
Series 2019-2A , GO , 5.00% , 08/01/31 .... 365 397,209
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 155 166,891

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
State of Maryland Department of Transportation
Series 2018 , RB , 5.00% , 05/01/29 ...... USD 55 $ 58,382
Series 2020 , RB , 5.00% , 10/01/29 ...... 180 197,625
Series 2021A , RB , 4.00% , 10/01/30 ..... 515 542,924
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 146,453
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 281,896
University System of Maryland
Series 2018-A , RB , 5.00% , 04/01/29 ..... 105 110,903
Series 2019C , RB , 5.00% , 04/01/29 ..... 185 200,517
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 86,710
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/29 ( GTD ) 115 119,016
Series 2020 , RB , 5.00% , 06/01/29 ( GTD ) .. 130 141,680
12,147,081
Massachusetts — 1.8%
City of Boston, Series 2017A, GO,
3.00%, 04/01/29 ................. 100 100,244
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 420 455,703
Series 2019C , GO , 5.00% , 05/01/29 ..... 75 81,705
Series 2019F , GO , 5.00% , 05/01/29 ..... 185 201,538
Series 2018B , GO , 5.00% , 07/01/29 ..... 145 158,600
Series 2020B , GO , 5.00% , 07/01/29 ..... 50 54,690
Series 2020D , GO , 5.00% , 07/01/29 ..... 315 344,546
Series 2019G , GO , 5.00% , 09/01/29 ..... 195 214,142
Series 2022A , GO , 5.00% , 10/01/29 ..... 55 60,518
Series 2020E , GO , 5.00% , 11/01/29 ..... 200 220,498
Series 2024B , GO , 5.00% , 11/01/29 ..... 85 93,712
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 134,863
Series 2019G , GO , 5.00% , 09/01/30 ..... 180 197,164
Series 2019A , GO , 5.00% , 01/01/31 ..... 575 619,707
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 81,020
Massachusetts Clean Water Trust (The), Series
27, RB, 5.00%, 02/01/29
(a)
........... 2,500 2,706,323
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/29
(NPFGC)
(b)
.................... 115 106,929
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/29 ......... 500 542,349
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 32,717
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 53,994
Series 2019B-1 , RB , 5.00% , 01/01/30 .... 145 156,262
Series 2019C , RB , 5.00% , 01/01/31 ..... 90 96,887
Series 2019C , RB , 5.00% , 01/01/32 ..... 315 338,154
Series 2019C , RB , 5.00% , 01/01/33 ..... 160 171,340
University of Massachusetts Building Authority
Series 2017-3 , RB , 5.00% , 11/01/29 ..... 275 287,962
Series 2020-1 , RB , 5.00% , 11/01/31 ..... 80 87,945
Series 2019-1 , RB , 5.00% , 05/01/32 ..... 20 21,649
7,621,161
Michigan — 1.4%
Chippewa Valley Schools, Series 2019, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 400 432,445
Great Lakes Water Authority Sewage Disposal
System
Series 2018A , RB , 5.00% , 07/01/29 ..... 180 191,314
Series 2018B , RB , 5.00% , 07/01/29 ..... 75 81,603
Great Lakes Water Authority Water Supply
System, Series 2025A, RB, 5.00%, 07/01/29
(a)
320 348,173
Security
Par (000)
Par (000) Value
Michigan (continued)
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. USD 210 $ 229,643
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 915 984,711
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 260 285,112
Michigan State University
Series 2019B , RB , 5.00% , 02/15/29 ..... 20 21,607
Series 2023A , RB , 5.00% , 02/15/29 ..... 185 199,864
Series 2020A , RB , 5.00% , 08/15/29 ..... 170 185,799
Series 2023A , RB , 5.00% , 08/15/29 ..... 445 486,356
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 340 374,058
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 220,034
Series 2023 , RB , 5.00% , 11/15/29 ...... 80 88,014
University of Michigan
Series 2017A , RB , 5.00% , 04/01/29 ..... 115 118,569
Series 2019A , RB , 5.00% , 04/01/29 ..... 215 233,239
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 81,363
Series 2019A , RB , 5.00% , 04/01/30 ..... 135 146,354
Utica Community Schools, Series 2019, GO,
5.00%, 05/01/31 (Q-SBLF) .......... 830 895,433
Wayne County Airport Authority, Series 2021A,
RB, 5.00%, 12/01/29 .............. 20 21,907
5,625,598
Minnesota — 1.7%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/29 ...... 1,000 1,062,917
Series 2024 , GO , 5.00% , 12/01/29 ...... 65 71,637
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 335 351,586
Series 2019C , GO , 5.00% , 12/01/29 ..... 105 115,721
Series 2020A , GO , 5.00% , 12/01/29 ..... 80 88,168
Lakeville Independent School District No. 194,
Series 2020A, GO, 3.00%, 02/01/29 (SD
CRED PROG) .................. 790 797,661
Metropolitan Council, Series 2021C, GO,
5.00%, 12/01/29 ................. 45 49,542
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 195 209,269
Series 2023A , RB , 5.00% , 01/01/29 ..... 405 434,635
Series A , RB , 5.00% , 01/01/29 ......... 690 706,645
North St Paul-Maplewood-Oakdale Independent
School District No. 622, Series 2021A, GO,
2.00%, 02/01/31 (SD CRED PROG) ..... 175 164,310
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 59,494
Series 2020B , GO , 4.00% , 08/01/29 ..... 140 148,426
Series 2018A , GO , 5.00% , 08/01/29 ..... 280 298,860
Series 2019A , GO , 5.00% , 08/01/29 ..... 345 377,071
Series 2019B , GO , 5.00% , 08/01/29 ..... 185 202,197
Series 2020A , GO , 5.00% , 08/01/29 ..... 155 169,409
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 54,648
Series 2023B , GO , 5.00% , 08/01/29 ..... 220 240,451
Series 2017A , GO , 5.00% , 10/01/29 ..... 150 156,795
Series 2023 , COP , 5.00% , 11/01/29 ..... 100 109,848
Series 2019B , GO , 3.00% , 08/01/31 ..... 50 50,563
Series 2019A , GO , 5.00% , 08/01/31 ..... 565 616,066
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 64,956
Series 2017A , RB , 5.00% , 09/01/29 ..... 205 213,373

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2017B , RB , 5.00% , 12/01/29 ..... USD 270 $ 282,575
7,096,823
Mississippi — 0.4%
Mississippi Development Bank, Series 2024A,
RB, 5.00%, 01/01/29 .............. 450 483,823
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 445 464,500
Series 2024 , RB , 5.00% , 10/01/29 ...... 135 147,183
State of Mississippi Gaming Tax, Series 2019A,
RB, 5.00%, 10/15/29 .............. 540 573,405
1,668,911
Missouri — 0.8%
City of St. Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. 350 379,328
Curators of the University of Missouri (The),
Series 2024, RB, 5.00%, 11/01/29 ...... 70 76,846
Kansas City Industrial Development Authority
Series 2020B , RB , 5.00% , 03/01/29 ..... 125 134,421
Series 2019C , RB , 5.00% , 03/01/30 ..... 185 198,430
Series 2019C , RB , 5.00% , 03/01/32 ..... 520 555,501
Metropolitan St. Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 75,783
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 420 456,623
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 430 450,947
Series 2023 , RB , 5.00% , 01/01/29 ...... 600 643,098
Series 2024 , RB , 5.00% , 01/01/29 ...... 70 74,926
Series 2017 , RB , 5.00% , 12/01/29 ...... 150 156,684
Series 2025 , RB , 5.00% , 12/01/29 ...... 215 235,203
3,437,790
Nebraska — 0.5%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 270 277,368
City of Omaha
Series 2022B , 4.00% , 02/15/29 ........ 30 31,352
Series 2020A , RB , 4.00% , 04/01/29 ..... 145 151,793
Series 2020A , GO , 4.00% , 04/15/29 ..... 20 20,885
Series 2019 , GO , 5.00% , 04/15/29 ...... 25 27,143
Series 2024 , GO , 5.00% , 04/15/29 ...... 100 108,573
Nebraska Public Power District, Series 2019A,
RB, 5.00%, 01/01/29 .............. 95 99,810
Omaha Public Power District
Series 2018A , RB , 5.00% , 02/01/29 ..... 100 105,402
Series 2022B , RB , 5.00% , 02/01/29 ..... 125 134,796
Series 2023A , RB , 5.00% , 02/01/29 ..... 20 21,567
Series 2024A , RB , 5.00% , 02/01/29 ..... 85 91,662
Series 2019A , RB , 5.00% , 02/01/31 ..... 315 339,504
Series 2019A , RB , 5.00% , 02/01/32 ..... 435 467,337
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/29
(a)
................ 100 107,747
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 180 193,350
2,178,289
Nevada — 2.4%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 300 314,559
Series 2020A , GO , 5.00% , 06/15/29 ( AGM ) 80 87,018
Series 2020B , GO , 5.00% , 06/15/29 ( BAM ) 120 130,527
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2021B , GO , 5.00% , 06/15/29 ..... USD 215 $ 233,343
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 108,532
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 200,784
Series 2024A , GO , 5.00% , 06/15/29 ..... 55 59,692
Series 2024B , GO , 5.00% , 06/15/29 ..... 470 510,099
Series 2019B , GO , 5.00% , 06/15/30 ..... 95 103,265
Clark County Water Reclamation District, Series
2023, GO, 5.00%, 07/01/29 .......... 50 54,442
County of Clark
Series 2022 , GO , 4.00% , 06/01/29 ...... 75 79,115
Series 2018A , GO , 5.00% , 06/01/29 ..... 65 69,086
Series 2017 , GO , 5.00% , 06/01/29 ...... 165 170,794
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 212,647
Series 2019 , RB , 5.00% , 07/01/29 ...... 250 272,208
Series 2019C , GO , 5.00% , 07/01/29 ..... 255 277,828
Series 2019E , RB , 5.00% , 07/01/29 ..... 505 549,045
Series 2019A , GO , 5.00% , 12/01/29 ..... 385 423,446
Series 2019E , RB , 5.00% , 07/01/30 ..... 170 184,409
Series 2019 , GO , 5.00% , 06/01/31 ...... 275 299,399
Series 2019C , GO , 5.00% , 07/01/31 ..... 185 201,344
Series 2019 , GO , 5.00% , 06/01/32 ...... 150 162,482
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 365,021
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 107,688
County of Clark Department of Aviation
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,410 1,532,978
Series 2019D , RB , 5.00% , 07/01/31 ..... 275 297,638
County of Washoe
Series 2018 , RB , 5.00% , 02/01/29 ...... 25 26,939
Series 2019 , RB , 5.00% , 02/01/29 ...... 100 107,756
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 253,033
Series 2018 , RB , 5.00% , 02/01/31 ...... 205 220,657
Series 2018 , RB , 5.00% , 02/01/32 ...... 190 203,970
Las Vegas Valley Water District
Series 2017A , GO , 5.00% , 02/01/29 ..... 50 51,386
Series 2019A , GO , 5.00% , 06/01/29 ..... 75 81,708
Series 2022A , GO , 5.00% , 06/01/29 ..... 55 59,919
Series 2022B , GO , 5.00% , 06/01/29 ..... 80 87,155
Series 2022C , GO , 5.00% , 06/01/29 ..... 255 277,807
Nevada System of Higher Education
Series 2022 , RB , 5.00% , 07/01/29 ...... 345 375,173
Series 2023 , RB , 5.00% , 07/01/29 ...... 60 65,248
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 140 152,221
Series 2023A , GO , 5.00% , 05/01/29 ..... 135 146,785
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 226,678
GO , 5.00% , 08/01/31 ............... 115 125,483
Washoe County School District
Series 2017C , GO , 5.00% , 10/01/29 ..... 60 62,708
Series 2018 , GO , 5.00% , 10/01/29 ( BAM ) . 70 75,064
Series 2019B , GO , 5.00% , 10/01/29 ..... 50 54,787
Series 2020A , GO , 5.00% , 10/01/29 ..... 150 164,360
9,826,226
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 90 97,225
Series 2017B , RB , 4.00% , 08/15/29 ( ST
INTERCEPT ) .................. 145 148,546
Series 2020B , RB , 5.00% , 08/15/29 ..... 40 43,700
Series 2021C , RB , 5.00% , 08/15/29 ..... 185 202,114
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 115 125,638
Series 2023B , RB , 5.00% , 08/15/29 ..... 125 136,564
Series 2020B , RB , 3.00% , 08/15/32 ..... 275 277,307

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Hampshire (continued)
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/29 .......... USD 25 $ 27,443
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 64,946
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 104,773
Series 2020A , GO , 5.00% , 12/01/32 ..... 185 202,793
1,431,049
New Jersey — 2.2%
County of Essex, Series 2022, GO,
3.00%, 08/15/29 ................. 60 61,142
County of Morris
Series 2021 , GO , 2.00% , 02/01/29 ...... 100 97,067
Series 2021 , GO , 2.00% , 02/01/30 ...... 1,250 1,201,181
County of Somerset, Series 2021AC, GO,
2.00%, 07/15/31 ................. 60 56,536
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 80,543
Series 2019LLL , RB , 5.00% , 06/15/29 .... 200 216,989
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 335 371,808
Series 2020A , RB , 5.00% , 11/01/29 ..... 515 563,285
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 298,876
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 162,639
Series 2024 , RB , 5.00% , 06/01/29 ...... 345 374,698
Series 2017B , RB , 5.00% , 07/01/29 ..... 135 140,204
New Jersey Transportation Trust Fund Authority
Series 2019BB , RB , 5.00% , 06/15/29 .... 300 322,260
Series 2021A , RB , 5.00% , 06/15/29 ..... 920 998,151
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 143,248
Series 2017E , RB , 5.00% , 01/01/29 ..... 240 252,107
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 338,648
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... 550 591,291
Series 2005A , RB , 5.25% , 01/01/29 ..... 300 324,976
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 2,170 2,360,146
8,955,795
New Mexico — 0.9%
Albuquerque Bernalillo County Water Utility
Authority, Series 2021, RB, 4.00%, 07/01/30 130 136,889
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 45 49,025
Series 2023B , RB , 5.00% , 06/01/29 ..... 225 245,124
Series 2018E , RB , 5.00% , 06/15/29 ..... 240 255,327
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 235 256,254
Series 2021A , RB , 5.00% , 06/15/29 ..... 515 561,577
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 550 597,107
State of New Mexico
Series 2023 , GO , 5.00% , 03/01/29 ...... 300 324,625
Series 2025 , GO , 5.00% , 03/01/29
(a)
..... 20 21,642
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 580 630,925
Series 2021A , RB , 5.00% , 07/01/29 ..... 520 565,657
Series 2025A , RB , 5.00% , 07/01/29 ..... 250 271,950
3,916,102
New York — 7.1%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 150 162,414
Series A-2 , GO , 5.00% , 08/01/29 ....... 35 36,781
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018-1 , GO , 5.00% , 08/01/29 ..... USD 270 $ 280,277
Series 2018C , GO , 5.00% , 08/01/29 ..... 480 504,421
Series 2019E , GO , 5.00% , 08/01/29 ..... 470 504,058
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 285 310,961
Series 2021C , GO , 5.00% , 08/01/29 ..... 195 212,763
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 375 409,159
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 330 360,060
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 360,060
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 170 186,181
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 225 246,416
Series 2008L-6 , GO , 5.00% , 04/01/30 .... 80 86,078
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 105 112,531
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 175 190,169
Series 2019E , GO , 5.00% , 08/01/31 ..... 895 957,767
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 113,882
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 352,368
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 305 329,874
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 485,422
City of Yonkers, Series 2026A, GO,
5.00%, 02/01/29
(a)
................ 225 242,565
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 210,429
County of Suffolk
Series 2021A , GO , 5.00% , 06/15/29 ( BAM ) 110 120,305
Series 2021A , GO , 4.00% , 06/15/31 ( BAM ) 80 83,960
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 55 56,481
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 342,710
Series 2020C , RB , 5.00% , 03/15/29 ..... 260 282,871
Series 2020E , RB , 5.00% , 03/15/29 ..... 60 65,029
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 280 287,539
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 575 615,590
Series 2003C , RB , 5.25% , 09/01/29 ..... 360 390,161
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 250 263,574
Series 2020E , RB , 5.00% , 11/15/29 ..... 450 493,823
Series 2024A , RB , 5.00% , 11/15/29 ..... 300 329,215
Series 2025B , RB , 5.00% , 11/15/29
(a)
.... 1,085 1,190,662
Monroe County Industrial Development Corp.,
Series 2017, RB, 5.00%, 05/01/29 (SAW) . 165 170,695
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 155 164,292
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 175 185,490
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 250 262,419
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/29 ................ 75 81,998
Series 2021DD , RB , 5.00% , 06/15/29 .... 325 355,324
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 130,257
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 54,724
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 98,503
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 245 254,143
Series S-2 , RB , 5.00% , 07/15/29 ( SAW ) .. 90 93,358
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 254,544

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29
(a)
............... USD 150 $ 161,686
Series 2025D , RB , 5.00% , 05/01/29 ..... 180 195,148
Series 2026E , RB , 5.00% , 05/01/29 ..... 125 135,519
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 440 456,616
Series 2021-2 , RB , 5.00% , 08/01/29 ..... 325 354,364
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/29 ................ 75 81,776
Series C , RB , 3.00% , 11/01/29 ......... 130 130,857
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 80 83,503
Series 2026C , RB , 5.00% , 11/01/29 ..... 500 548,218
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 350 383,753
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 120 131,572
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 145 158,983
Series 2021G1 , RB , 5.00% , 11/01/29 .... 175 191,876
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 545 597,558
Series 2021A , RB , 5.00% , 11/01/29 ..... 485 531,772
Series 2021-1 , RB , 5.00% , 11/01/29 ..... 85 93,197
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 610 668,826
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 140 152,694
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 256,767
Series 2025A , RB , 5.00% , 03/15/29 ..... 1,750 1,898,345
Series 2023A , RB , 5.00% , 03/15/29 ..... 315 340,230
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 237,361
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 108,009
Series 2025C , RB , 5.00% , 03/15/29 ..... 160 173,563
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 243,021
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 105,866
Series 2021A , RB , 4.00% , 07/01/29 ..... 60 62,744
Series 2025B , RB , 5.00% , 07/01/29 ..... 250 272,931
Series 2022A , RB , 5.00% , 07/01/29 ..... 360 385,913
Series 2018A , RB , 5.00% , 07/01/29 ..... 90 95,825
Series 2017A , RB , 5.00% , 07/01/29 ..... 150 155,812
Series 2019A , RB , 5.00% , 07/01/29 ..... 115 125,390
Series 2019A , RB , 5.00% , 10/01/29 ( SAW ) 100 104,389
Series 2022A , RB , 5.00% , 10/01/29 ( BAM ) 100 109,921
Series 2025A , RB , 5.00% , 10/01/29 ..... 95 104,425
Series 2019A , RB , 5.00% , 03/15/31 ..... 290 312,103
Series 2021A , RB , 5.00% , 10/01/31 ..... 135 147,739
Series 2019A , RB , 5.00% , 03/15/32 ..... 345 370,508
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 374,914
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 237,893
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/29 ..... 20 20,747
Series 2017E , RB , 5.00% , 06/15/29 ..... 155 160,791
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 175,475
Series 2019B , RB , 5.00% , 06/15/29 ..... 100 109,501
Series 2024A , RB , 5.00% , 06/15/29 ..... 15 16,425
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 153,588
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 87,629
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 147,430
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 120 129,343
Series P , RB , 5.00% , 01/01/29 ......... 40 43,220
Series Q , RB , 5.00% , 01/01/29 ........ 780 842,796
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 22,007
Series 213 , RB , 5.00% , 09/01/29 ....... 35 38,512
Series 2017 , RB , 5.00% , 11/15/29 ...... 370 387,527
Series 217 , RB , 5.00% , 11/01/32 ....... 85 92,764
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... USD 185 $ 202,098
Series 2012B , RB , 0.00% , 11/15/29
(b)
.... 95 85,963
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 1,025 924,041
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 197,664
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 182,459
Series 2023A , RB , 5.00% , 11/15/29 ..... 140 154,813
Series B , RB , 5.00% , 11/15/29 ......... 475 491,903
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 49,603
29,280,189
North Carolina — 2.2%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,449
Series 2019B , COP , 5.00% , 06/01/29 .... 110 119,654
Series 2023B , COP , 5.00% , 06/01/29 .... 575 625,076
Series 2022A , RB , 5.00% , 07/01/29 ..... 50 54,447
Series 2023A , RB , 5.00% , 07/01/29 ..... 110 119,783
Series A , RB , 5.00% , 07/01/29 ......... 100 103,695
Series 2020 , RB , 5.00% , 12/01/29 ...... 55 60,641
Series 2021B , COP , 5.00% , 12/01/29 .... 400 440,098
Series 2024 , RB , 5.00% , 12/01/29 ...... 40 44,103
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 853,144
City of Charlotte Water & Sewer System
Series 2018 , RB , 5.00% , 07/01/29 ...... 110 117,254
Series 2019 , RB , 5.00% , 07/01/29 ...... 80 87,355
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 152,870
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 32,758
City of Durham, Series 2018, RB,
5.00%, 04/01/29 ................. 60 63,558
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 206,301
City of Raleigh, Series 2024, RB,
5.00%, 10/01/29 ................. 75 82,208
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 95 103,401
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 674,561
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 81,226
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 81,387
County of Guilford
Series 2022B , GO , 5.00% , 03/01/29 ..... 25 27,091
Series 2017B , GO , 5.00% , 05/01/29 ..... 130 134,468
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. 125 135,449
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 113,782
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 406,364
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. 100 109,817
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 195,562
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 108,395
Series 2025A , GO , 5.00% , 04/01/29 ..... 175 190,070
Series 2024 , RB , 5.00% , 05/01/29 ...... 100 108,697
Series 2025A , RB , 5.00% , 05/01/29 ..... 20 21,739
Series 2018A , RB , 5.00% , 08/01/29 ..... 80 85,453
Series 2024B , GO , 5.00% , 09/01/29 ..... 300 329,079
Series 2019 , RB , 5.00% , 09/01/31 ...... 145 157,890
Series 2019 , RB , 5.00% , 09/01/32 ...... 50 54,300
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 640 692,553
Series 2021 , RB , 5.00% , 03/01/29 ...... 30 32,463
Series 2017B , RB , 5.00% , 05/01/29 ..... 75 77,427
Series 2020B , RB , 5.00% , 05/01/29 ..... 135 146,785

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2022A , RB , 5.00% , 05/01/29 ..... USD 150 $ 163,094
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 174,434
Series 2019A , RB , 5.00% , 05/01/30 ..... 295 319,633
Series 2019 , RB , 5.00% , 03/01/31 ...... 815 878,035
Series 2019A , RB , 5.00% , 05/01/31 ..... 225 243,072
Series 2019 , RB , 5.00% , 03/01/32 ...... 215 231,183
9,245,804
North Dakota — 0.2%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/29 .............. 175 191,666
North Dakota Public Finance Authority
Series 2018A , RB , 5.00% , 10/01/29 ..... 280 300,055
Series 2022A , RB , 5.00% , 10/01/29 ..... 130 142,686
634,407
Ohio — 2.7%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/29 ..... 980 1,050,295
Series 2019A , RB , 5.00% , 02/15/32 ..... 75 80,156
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 315 348,438
City of Cincinnati, Series 2019, GO,
5.00%, 12/01/31 ................. 40 43,868
City of Cleveland, Series 2017B-1, RB,
5.00%, 10/01/29 ................. 45 47,551
City of Columbus
Series 2017A , GO , 4.00% , 04/01/29 ..... 75 76,386
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 135,802
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 206,100
Series 2021A , GO , 5.00% , 04/01/29 ..... 60 65,084
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 54,237
Series 2023-1 , GO , 5.00% , 08/15/29 ..... 60 65,655
Series 2023A , GO , 5.00% , 08/15/29 ..... 135 147,725
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 136,782
Series 2024A , GO , 5.00% , 08/15/29 ..... 65 71,127
Series 2019A , GO , 5.00% , 04/01/30 ..... 200 216,801
Series 2019A , GO , 5.00% , 04/01/32 ..... 225 242,861
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 ................. 190 207,010
County of Cuyahoga, Series 2022A, RB,
4.00%, 01/01/29 ................. 20 20,964
County of Franklin, Series 2018, RB,
4.00%, 06/01/29 ................. 175 182,077
Miami University, Series 2021A, RB,
5.00%, 09/01/29 ................. 130 141,430
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 395 435,208
Series 2021A , RB , 5.00% , 12/01/29 ..... 135 148,742
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/29 ..... 165 173,698
Series 2022A , RB , 5.00% , 02/15/29 ..... 160 172,498
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 100 108,934
Series 2019A , RB , 5.00% , 06/01/29 ..... 995 1,077,967
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 70,807
Series 2019 , RB , 5.00% , 12/01/29 ...... 770 843,991
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 38,572
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 181,841
Series 2019 , RB , 5.00% , 06/01/30 ...... 120 132,177
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/29 ..... 65 67,321
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 141,614
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2020B , RB , 5.00% , 06/01/29 ..... USD 140 $ 152,507
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 108,934
Series 2020A , RB , 5.00% , 12/01/29 ..... 130 143,268
Series 2023C , RB , 5.00% , 12/01/29 ..... 85 93,708
State of Ohio
Series 2020A , RB , 5.00% , 02/01/29 ..... 95 102,503
Series 2020C , GO , 5.00% , 03/01/29 ..... 335 362,467
Series 2025A , GO , 5.00% , 03/01/29 ..... 135 146,069
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 113,609
Series 2019A , RB , 5.00% , 04/01/29 ..... 100 108,314
Series 2021A , RB , 5.00% , 04/01/29 ..... 130 140,809
Series 2021A , GO , 5.00% , 05/01/29 ..... 260 282,416
Series 2019A , GO , 5.00% , 06/15/29 ..... 120 130,718
COP , 5.00% , 09/01/29 .............. 90 98,421
Series 2021B , GO , 5.00% , 09/15/29 ..... 65 71,215
Series 2020A , RB , 5.00% , 10/01/29 ..... 20 21,912
Series 2019B , RB , 5.00% , 10/01/29 ..... 20 21,912
Series 2025B , GO , 5.00% , 11/01/29 ..... 75 82,411
Series 2018A , RB , 5.00% , 12/01/29 ..... 305 327,816
Series 2022A , RB , 5.00% , 12/01/29 ..... 95 104,476
Series 2019A , GO , 5.00% , 06/15/31 ..... 450 489,129
Series 2019A , GO , 5.00% , 06/15/32 ..... 355 384,906
University of Cincinnati
Series 2019A , RB , 5.00% , 06/01/29 ..... 125 135,509
Series 2019A , RB , 5.00% , 06/01/30 ..... 230 252,212
11,008,960
Oklahoma — 0.7%
City of Oklahoma
Series 2023 , GO , 4.00% , 03/01/29 ...... 30 31,563
Series 2019 , GO , 5.00% , 03/01/29 ...... 130 140,784
Series 2021 , GO , 3.00% , 03/01/33 ...... 180 180,394
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 410 445,408
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/29 ......... 80 85,332
Oklahoma Municipal Power Authority
Series 2021A , RB , 5.00% , 01/01/29 ..... 145 155,419
Series 2025A , RB , 5.00% , 01/01/29 ..... 110 117,904
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/29 ................. 370 402,796
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/29 ..... 430 440,330
Series 2020A , RB , 5.00% , 01/01/29 ..... 95 101,965
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 245 252,799
Series 2020 , RB , 5.00% , 04/01/29 ...... 50 54,095
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 205 221,790
Series 2023 , RB , 5.00% , 04/01/29 ...... 190 205,561
Series 2023B , RB , 5.00% , 10/01/29 ..... 105 114,773
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/29 (BAM) .......... 115 124,939
3,075,852
Oregon — 1.6%
City of Portland, Series 2018B, GO,
5.00%, 06/15/29 ................. 20 21,292
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 54,120
Series 2025B , RB , 5.00% , 06/01/29
(a)
.... 65 70,770
Series 2019A , RB , 5.00% , 03/01/31 ..... 130 142,203
Series 2019A , RB , 5.00% , 03/01/32 ..... 60 65,386
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 266,118

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... USD 150 $ 162,996
Series 2019A , RB , 5.00% , 05/01/30 ..... 550 604,155
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 89,663
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 165 179,754
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 810 882,430
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/29 (GTD)
(a) (b)
... 1,225 1,122,337
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/29 ..... 50 54,210
Series 2019A , RB , 5.00% , 04/01/32 ..... 100 107,916
Series 2019A , RB , 5.00% , 04/01/33 ..... 365 393,193
State of Oregon
Series 2019A , GO , 5.00% , 05/01/29 ..... 60 65,218
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 195,654
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 179,350
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 43,564
Series L , GO , 5.00% , 08/01/29 ........ 125 130,105
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 266,501
Series 2019N , GO , 5.00% , 05/01/30 ..... 70 77,051
Series 2019G , GO , 5.00% , 08/01/30 ..... 245 268,012
Series 2019A , GO , 5.00% , 05/01/31 ..... 650 705,971
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 360 391,428
Series 2022A , RB , 5.00% , 11/15/29 ..... 145 159,486
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin, Series 2017,
GO, 5.00%, 06/15/29 (GTD) .......... 80 83,012
6,781,895
Pennsylvania — 3.5%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 455 473,407
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 155 164,964
Series 2024 , RB , 5.00% , 12/01/29 ...... 270 295,787
Series 2025 , RB , 5.00% , 12/01/29 ...... 140 153,371
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 255 275,652
Series 2025C , GO , 5.00% , 08/01/29 ..... 440 478,102
Series 2019B , GO , 5.00% , 02/01/31 ..... 175 190,303
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/29 ..... 50 53,932
Series 2024C , RB , 5.00% , 09/01/29 ..... 160 174,740
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 195 200,009
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 288,221
Series 2026 , GO , 5.00% , 04/01/29 ...... 1,000 1,083,463
Series 2020 , GO , 5.00% , 05/01/29 ...... 215 233,395
Series 2021 , GO , 5.00% , 05/15/29 ...... 340 369,423
Series 2019 , GO , 5.00% , 07/15/29 ...... 645 703,529
Series 2025A , GO , 5.00% , 08/15/29 ..... 90 98,323
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 555 606,730
Series 2022-1 , GO , 5.00% , 10/01/29 ..... 185 202,622
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 160 174,559
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 265 273,368
Delaware River Joint Toll Bridge Commission
Series 2019B , RB , 5.00% , 07/01/30 ..... 50 54,446
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2019B , RB , 5.00% , 07/01/31 ..... USD 145 $ 157,874
Delaware River Port Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 80 85,957
Series 2018A , RB , 5.00% , 01/01/30 ..... 700 753,032
Series 2018A , RB , 5.00% , 01/01/32 ..... 210 225,185
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 240 263,789
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 320 350,992
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 307,913
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 185 199,841
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 350 382,408
Series A , RB , 5.00% , 09/01/29 ......... 445 463,952
Series 2019A , RB , 5.00% , 09/01/32 ..... 75 81,568
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/29 ...... 610 638,077
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 245,540
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 153,964
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 340,921
Series 2021B , RB , 5.00% , 12/01/29 ..... 165 180,062
Series 2022A , RB , 5.00% , 12/01/29 ..... 110 120,972
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 70,934
Series 2019A , RB , 5.00% , 12/01/30 ..... 275 301,356
Series 2019A , RB , 5.00% , 12/01/31 ..... 235 257,016
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 350 382,244
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 495 539,578
Series 2019A , RB , 5.00% , 09/01/32 ..... 510 551,693
State Public School Building Authority, Series
2006-B, RB, 5.00%, 06/01/29 ......... 220 236,571
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 ................. 115 124,353
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 350 377,373
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 320,863
14,662,374
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 260 281,135
Rhode Island Health & Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 870 950,871
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,859
Series 2023 , RB , 5.00% , 11/01/29 ...... 195 212,158
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 270 281,643
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 132,212
Series 2019A , GO , 5.00% , 05/01/29 ..... 160 173,538
Series 1 , GO , 5.00% , 10/15/29 ........ 160 175,340
Series 2019C , GO , 5.00% , 01/15/30 ..... 75 80,847
Series 2019C , GO , 5.00% , 01/15/31 ..... 220 236,754
Series 2019C , GO , 5.00% , 01/15/32 ..... 375 402,539
2,948,896

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina — 0.5%
Beaufort County School District, Series 2022C,
GO, 5.00%, 03/01/29 (SCSDE) ........ USD 50 $ 54,073
Charleston County Airport District, Series 2024B,
RB, 5.00%, 07/01/29 .............. 30 32,565
City of Charleston Waterworks & Sewer System,
Series 2021, RB, 4.00%, 01/01/29 ...... 65 68,325
Fort Mill School District No. 4, Series 2017E,
GO, 5.00%, 03/01/29 (SCSDE) ........ 120 126,499
Horry County School District
Series 2024 , GO , 5.00% , 03/01/29 ( SCSDE ) 60 64,962
Series 2025 , GO , 5.00% , 03/01/29 ( SCSDE ) 400 433,082
SCAGO Educational Facilities Corp. for
Pickens School District, Series 2025, RB,
5.00%, 12/01/29 ................. 295 323,479
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/29 ..... 250 272,956
Series 2025B , RB , 5.00% , 12/01/29 ..... 120 131,019
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 185 197,925
Series 2021B , RB , 5.00% , 10/01/29 ..... 490 536,747
2,241,632
South Dakota — 0.0%
South Dakota Conservancy District, Series
2017B, RB, 5.00%, 08/01/29 ......... 80 83,370
Tennessee — 1.9%
City of Chattanooga
Series 2019B , GO , 5.00% , 02/01/29 ..... 320 345,978
Series 2025 , RB , 5.00% , 09/01/29 ...... 60 65,686
City of Memphis
Series 2021 , GO , 5.00% , 05/01/29 ...... 335 363,224
Series 2024A , GO , 5.00% , 10/01/29 ..... 50 54,726
Series 2020A , GO , 5.00% , 12/01/29 ..... 145 159,295
City of Memphis Light Gas & Water Division
Electric System
Series 2020A , RB , 5.00% , 12/01/29 ..... 375 412,172
Series 2024 , RB , 5.00% , 12/01/29 ...... 45 49,461
City of Memphis Sanitary Sewerage System,
Series 2020B, RB, 5.00%, 10/01/29 ..... 120 131,400
County of Hamilton, Series 2018A, GO,
5.00%, 04/01/29 ................. 75 79,448
County of Knox, Series 2020C, GO,
5.00%, 06/01/30 ................. 170 184,641
County of Montgomery
Series 2020B , GO , 5.00% , 06/01/29 ..... 55 59,747
Series 2023A , GO , 5.00% , 06/01/29 ..... 145 157,516
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 135,644
County of Shelby
Series 2019B , GO , 5.00% , 04/01/30 ..... 435 470,890
Series 2019A , GO , 5.00% , 04/01/31 ..... 80 86,484
Series 2019A , GO , 3.13% , 04/01/32 ..... 400 402,013
County of Sumner, Series 2019, GO,
5.00%, 12/01/29 ................. 60 64,613
County of Williamson
Series 2018 , GO , 5.00% , 04/01/29 ...... 60 63,558
Series 2019 , GO , 5.00% , 04/01/29 ...... 75 81,387
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 130,218
Series 2019 , GO , 5.00% , 04/01/30 ...... 100 108,219
County of Wilson
Series 2018 , GO , 3.00% , 04/01/29 ...... 390 391,959
Series 2022 , GO , 5.00% , 04/01/29 ...... 260 267,771
Series 2019 , GO , 5.00% , 04/01/30 ...... 85 91,905
Series 2019 , GO , 5.00% , 04/01/31 ...... 435 468,600
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Government of Nashville &
Davidson County
Series 2022B , GO , 4.00% , 01/01/29 ..... USD 145 $ 151,903
Series 2024A , GO , 5.00% , 01/01/29 ..... 75 80,760
Series 2017A , RB , 5.00% , 05/15/29 ..... 500 516,362
Series 2017B , RB , 5.00% , 05/15/29 ..... 125 129,091
Series 2024B , RB , 5.00% , 05/15/29 ..... 125 135,792
Series 2017B , RB , 5.00% , 07/01/29 ..... 110 114,077
Series 2018 , GO , 5.00% , 07/01/29 ...... 115 122,240
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 218,117
Series 2021A , RB , 5.00% , 07/01/29 ..... 140 152,682
Metropolitan Nashville Airport Authority (The),
Series 2026C, RB, 5.00%, 07/01/29
(a)
.... 500 544,226
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 70,723
Series 2019A , GO , 5.00% , 09/01/29 ..... 365 380,331
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 143,122
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/29
( HERBIP ) ..................... 95 104,183
Series 2022A , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 90 98,700
7,788,864
Texas — 14.3%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/29 ...... 200 215,663
Series 2017 , GO , 5.00% , 08/15/29 ...... 120 124,619
Aldine Independent School District, Series 2024,
GO, 5.00%, 02/15/29 (PSF) .......... 40 43,226
Allen Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 15 16,150
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 96,901
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 500 538,340
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 160 172,415
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 20 21,552
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) .. 420 450,449
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/29 ( PSF ) .. 165 175,625
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 310 338,402
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 170 185,575
Series 2023 , GO , 5.00% , 08/01/29 ...... 30 32,676
Barbers Hill Independent School District, Series
2022, GO, 5.00%, 02/15/29 (PSF) ...... 150 161,777
Beaumont Independent School District, Series
2017, GO, 4.00%, 02/15/29 (PSF) ...... 125 126,854
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 185,920
Series 2026A , RB , 5.00% , 08/15/29
(a)
.... 415 453,427
Series 2019A , RB , 5.00% , 08/15/31 ..... 260 283,262
Carrollton-Farmers Branch Independent School
District, Series 2021, GO, 5.00%, 02/15/29
(PSF) ....................... 55 59,234
Central Texas Regional Mobility Authority, Series
2021D, RB, 5.00%, 01/01/29 ......... 200 214,991
Central Texas Turnpike System, Series 2002-A,
RB, 0.00%, 08/15/29 (AMBAC)
(b)
....... 750 680,577
City of Arlington
Series 2021 , RB , 5.00% , 06/01/29 ...... 20 21,741
Series 2019 , GO , 5.00% , 08/15/29 ...... 50 51,902
City of Austin
Series 2017 , GO , 5.00% , 09/01/29 ...... 50 52,144

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019 , GO , 5.00% , 09/01/29 ...... USD 240 $ 262,815
Series 2022 , GO , 5.00% , 09/01/29 ...... 25 27,377
Series 2023 , GO , 5.00% , 09/01/29 ...... 110 120,457
GO , 5.00% , 11/01/29 ............... 200 219,814
Series 2019 , GO , 5.00% , 09/01/30 ...... 135 147,589
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 425,645
City of Austin Electric Utility
Series 2019B , RB , 5.00% , 11/15/29 ..... 110 120,677
Series 2020A , RB , 5.00% , 11/15/29 ..... 55 60,339
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 465 487,089
Series 2020C , RB , 5.00% , 11/15/29 ..... 335 368,156
Series 2022 , RB , 5.00% , 11/15/29 ...... 120 131,877
Series 2024 , RB , 5.00% , 11/15/29 ...... 65 71,433
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 115 123,200
City of Corpus Christi, Series 2020A, GO,
5.00%, 03/01/30 ................. 400 430,314
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/29 ...... 500 542,907
Series 2025 , RB , 5.00% , 07/15/29 ...... 530 576,399
City of Dallas
GO , 5.00% , 02/15/29 ............... 250 269,884
Series 2019B , GO , 5.00% , 02/15/29 ..... 185 199,714
Series 2020A , GO , 5.00% , 02/15/29 ..... 165 178,123
Series 2023A , GO , 5.00% , 02/15/29 ..... 280 302,270
Series 2024A , GO , 5.00% , 02/15/29 ..... 305 329,258
Series 2024B , GO , 5.00% , 02/15/29 ..... 515 555,960
Series 2024C , GO , 5.00% , 02/15/29 ..... 100 107,953
Series 2024A , GO , 5.00% , 08/15/29 ..... 195 212,842
Series 2019B , GO , 5.00% , 02/15/31 ..... 375 403,568
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 171,956
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 73,121
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 71,245
City of Denton
GO , 5.00% , 02/15/29 ............... 180 187,334
Series 2021 , GO , 5.00% , 02/15/29 ...... 200 215,663
Series 2022 , GO , 5.00% , 02/15/29 ...... 80 86,265
Series 2024 , GO , 5.00% , 02/15/29 ...... 100 107,831
City of El Paso, Series 2025, RB,
5.00%, 03/01/29 ................. 200 215,459
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 250 269,144
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 161,486
City of Frisco, Series 2021, GO, 5.00%, 02/15/29 100 107,831
City of Garland Electric Utility System
Series 2019A , RB , 5.00% , 03/01/29 ..... 90 96,596
Series 2026 , RB , 5.00% , 03/01/29 ...... 150 161,455
City of Garland Water & Sewer System
Series 2021 , RB , 4.00% , 03/01/29 ...... 405 422,356
Series 2019A , RB , 5.00% , 03/01/29 ..... 75 80,612
Series 2024 , RB , 5.00% , 03/01/29 ...... 115 123,605
City of Houston, Series 2017A, GO,
5.00%, 03/01/29 ................. 490 503,738
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/29 .............. 75 81,413
City of Houston Combined Utility System, Series
2024A, RB, 5.00%, 11/15/29 ......... 190 209,022
City of Irving
Series 2019 , GO , 5.00% , 09/15/29 ...... 125 136,498
Series 2023 , GO , 5.00% , 09/15/29 ...... 200 218,397
City of Lewisville, Series 2018, GO,
5.00%, 02/15/29 ................. 85 89,550
City of Lubbock, GO, 5.00%, 02/15/29 ..... 200 210,624
Security
Par (000)
Par (000) Value
Texas (continued)
City of Lubbock Water & Wastewater
Series 2020B , RB , 5.00% , 02/15/29 ..... USD 220 $ 237,048
Series 2025 , RB , 5.00% , 02/15/29 ...... 20 21,550
City of Plano
Series 2021 , GO , 5.00% , 09/01/29 ...... 75 81,913
Series 2022 , GO , 5.00% , 09/01/29 ...... 115 125,476
City of San Antonio
GO , 5.00% , 02/01/29 ............... 110 118,514
Series 2022 , GO , 5.00% , 02/01/29 ...... 310 333,994
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 26,935
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,037,567
Series 2020 , GO , 5.00% , 08/01/29 ...... 100 108,918
City of San Antonio Electric & Gas Systems
Series 2019 , RB , 4.00% , 02/01/29 ...... 85 89,167
Series 2017 , RB , 5.00% , 02/01/29 ...... 145 150,709
Series 2024B , RB , 5.00% , 02/01/29 ..... 150 161,624
Series 2024D , RB , 5.00% , 02/01/29 ..... 95 102,362
Series 2026A , RB ,
VRDN,   0.00% , 12/01/29
(a) (c)
........ 740 741,253
Series 2018A , RB , 5.00% , 02/01/30 ..... 175 188,376
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 214,192
City of Waco, Series 2023A, GO,
5.00%, 02/01/29 ................. 145 156,267
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) .. 135 145,929
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 85 91,881
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 377,479
Collin County Community College District
Series 2020A , GO , 5.00% , 08/15/29 ..... 50 54,504
Series 2020A , GO , 5.00% , 08/15/32 ..... 435 471,701
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 415 446,562
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 302,582
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 27,016
Coppell Independent School District, Series
2001, GO, 0.00%, 08/15/29 (PSF)
(b)
..... 25 22,623
County of Bexar, GO, 5.00%, 06/15/29 ..... 105 111,435
County of Collin
Series 2019 , GO , 5.00% , 02/15/29 ...... 95 100,046
Series 2020 , GO , 5.00% , 02/15/29 ...... 170 183,313
Series 2022 , GO , 5.00% , 02/15/29 ...... 55 59,307
Series 2024 , GO , 5.00% , 02/15/29 ...... 25 26,958
County of Denton
Series 2020 , GO , 4.00% , 07/15/29 ...... 85 89,494
GO , 5.00% , 07/15/29 ............... 50 54,407
County of Fort Bend, GO, 5.00%, 03/01/29 .. 330 355,885
County of Harris
Series 2007C , GO , 5.25% , 08/15/29 ..... 500 551,458
Series 2024A , GO , 5.00% , 09/15/29 ..... 30 32,760
Series 2025A , GO , 5.00% , 09/15/29
(a)
.... 20 21,840
Series 2021A , GO , 5.00% , 10/01/29 ..... 50 54,650
County of Harris Toll Road
Series 2021 , RB , 5.00% , 08/15/29 ...... 565 617,562
Series 2022A , RB , 5.00% , 08/15/29 ..... 35 38,256
County of Hays
Series 2017 , GO , 5.00% , 02/15/29 ...... 325 333,851
Series 2026 , GO , 5.00% , 02/15/29
(a)
..... 500 538,491
County of Travis
Series 2019A , GO , 5.00% , 03/01/29 ..... 260 280,636
Series 2019A , GO , 5.00% , 03/01/30 ..... 230 247,999
County of Williamson
Series 2020 , GO , 5.00% , 02/15/29 ...... 305 328,979
Series 2025 , GO , 5.00% , 02/15/29 ...... 110 118,648

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020 , GO , 5.00% , 02/15/31 ...... USD 170 $ 182,847
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 200 216,252
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 35 37,844
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 156,783
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 20 21,625
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 50 54,063
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 540,631
Series 2026 , GO , 5.00% , 02/15/29 ( PSF ) .. 250 270,315
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 150 161,874
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 90 96,917
Series 2019A , GO , 5.00% , 02/15/31 ( PSF ) 145 156,145
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 390 418,629
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 885 973,869
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 159,561
Series 2019 , RB , 5.00% , 12/01/31 ...... 290 318,035
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 260 284,574
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 65,671
Series 2023B , RB , 5.00% , 11/01/29 ..... 205 224,376
Series 2024 , RB , 5.00% , 11/01/29 ...... 85 93,034
Series 2025B , RB , 5.00% , 11/01/29 ..... 25 27,363
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 450 486,292
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 100 108,065
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 170 183,665
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 129,828
Del Valle Independent School District
Series 2020 , GO , 5.00% , 06/15/29 ( PSF ) .. 35 37,975
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 200 217,002
Series 2024 , GO , 5.00% , 06/15/29 ( PSF ) .. 55 59,676
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 305 333,345
Series 2020 , GO , 5.00% , 08/15/30 ( PSF ) .. 125 136,546
Fort Bend Independent School District
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 345 358,572
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 55 60,053
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 35 38,215
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 315 343,182
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 145 156,473
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,978
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 200 215,824
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 26,978
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 55 59,352
Frisco Independent School District
Series 2021 , GO , 5.00% , 02/15/29 ( PSF ) .. 65 70,143
Series 1999 , GO , 0.00% , 08/15/29 ( PSF )
(b)
20 18,098
Series 2017 , GO , 4.00% , 08/15/29 ( PSF ) .. 325 329,793
Garland Independent School District
Series 2018 , GO , 5.00% , 02/15/29 ( PSF ) .. 105 110,546
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 115 124,134
Georgetown Independent School District, Series
2023A, GO, 5.00%, 08/15/29 (PSF) ..... 70 76,232
Grapevine-Colleyville Independent School
District, Series 2021A, GO, 5.00%, 08/15/29
(PSF) ....................... 50 54,469
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 450 491,394
Series 2021A , GO , 5.00% , 10/01/29 ..... 200 218,602
Series 2017A , RB , 5.00% , 10/01/29 ..... 305 318,447
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) 130 133,683
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 280,175
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. USD 40 $ 43,104
Houston Independent School District, Series
2025B, GO, 5.00%, 02/15/29 (PSF) ..... 250 269,551
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 5.00%, 08/15/29
(PSF) ....................... 110 119,988
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 70 75,603
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 147,595
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 129,421
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 269,402
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 321,295
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 66,840
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 90 96,926
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 168,819
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 196,048
Lamar Consolidated Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 800 863,541
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 90 97,148
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 190 204,777
Series 2019 , GO , 5.00% , 02/15/32 ( PSF ) .. 140 150,405
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 279,700
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) 505 538,250
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 55 59,877
Lewisville Independent School District
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 115 122,308
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 130 142,035
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 165 179,294
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) .. 115 124,505
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 235 241,185
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/29 ...... 420 454,163
Series 2020 , RB , 5.00% , 05/15/29 ...... 475 513,637
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 20 21,686
Series 2023A , RB , 5.00% , 05/15/29 ..... 1,005 1,089,732
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 215 233,127
Series 2025 , RB , 5.00% , 05/15/29 ...... 330 356,843
Series 2025A , RB , 5.00% , 05/15/29 ..... 55 59,474
Series 2020 , RB , 5.00% , 05/15/32 ...... 215 231,293
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 45 49,182
Series 2020A , GO , 5.00% , 08/15/31 ( PSF ) 70 76,263
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/29 ............... 70 75,087
Series 2017B , RB , 5.00% , 11/01/29 ..... 105 109,925
New Hope Higher Education Finance Corp.,
Series 2026A, RB, 5.00%, 03/15/29
(a)
.... 115 124,113
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/29 ( PSF ) .. 130 141,097
Series 2018 , GO , 5.00% , 08/01/29 ( PSF ) .. 245 254,513
North Texas Municipal Water District Water
System
Series 2020 , RB , 5.00% , 09/01/29 ...... 105 114,766
Series 2025 , RB , 5.00% , 09/01/29 ...... 150 163,951
Series 2020 , RB , 4.00% , 09/01/31 ...... 100 105,145
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29
(b)
.... 545 505,150
Series 2019A , RB , 5.00% , 01/01/29 ..... 60 64,613

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019B , RB , 5.00% , 01/01/29 ..... USD 315 $ 338,387
Series 2022B , RB , 5.00% , 01/01/29 ..... 50 53,712
Series 2024A , RB , 5.00% , 01/01/29 ..... 225 242,298
Series 2025A , RB , 5.00% , 01/01/29 ..... 80 86,150
Series 2025B , RB , 5.00% , 01/01/29 ..... 85 91,311
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/29 ( PSF ) .. 55 59,962
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 95 98,840
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 46,819
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 150 159,800
Series 2023A , GO , 5.00% , 08/15/29 ( PSF ) 125 136,394
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 37,726
Pasadena Independent School District, Series
2019, GO, 5.00%, 02/15/29 (PSF) ...... 420 452,334
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 92,551
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 707,294
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 55 57,961
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 50 53,849
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ...... 175 188,705
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 205 221,533
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 50 54,032
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 5.00% , 10/01/29 .... 145 158,486
Series 2023 , RB , 5.00% , 10/01/29 ...... 115 125,624
Prosper Independent School District
Series 2026 , GO , 5.00% , 02/15/29 ( PSF )
(a)
150 161,777
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 175 188,853
Richardson Independent School District, Series
2021, GO, 5.00%, 02/15/29 (PSF) ...... 50 53,834
Rockwall Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF) ...... 110 118,905
Round Rock Independent School District
Series 2018 , GO , 5.00% , 08/01/29 ...... 70 72,598
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 141,408
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 70,728
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 325 353,519
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 360 391,533
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 371,060
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 140 152,662
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/29 ..... 185 200,965
Series 2025B , RB , 5.00% , 05/15/29 ..... 130 141,218
San Marcos Consolidated Independent School
District, Series 2020, GO, 5.00%, 08/01/29
(PSF) ....................... 25 27,299
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/29 (PSF)
(a)
..... 125 134,585
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 376,829
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 100 107,665
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 255 274,547
Spring Independent School District
Series 2019 , GO , 5.00% , 08/15/29 ( PSF ) .. 120 127,840
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 115 125,360
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 93,292
Series B , GO , 5.00% , 10/01/29 ........ 100 104,501
Security
Par (000)
Par (000) Value
Texas (continued)
Tarrant County College District, Series 2020,
GO, 5.00%, 08/15/29 .............. USD 160 $ 174,071
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 190 196,429
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 179,131
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/30 ................. 525 566,392
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/29 (AGM) .......... 310 336,334
Texas State University System
Series 2017A , RB , 5.00% , 03/15/29 ..... 55 56,607
Series 2024 , RB , 5.00% , 03/15/29 ...... 75 80,948
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 110 118,535
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/29 ..... 50 52,310
Series 2018 , RB , 5.00% , 08/01/29 ...... 120 124,898
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 262,344
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 120,241
Series 2018A , RB , 5.00% , 10/15/29 ..... 190 201,300
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,913
Series 2021 , RB , 5.00% , 10/15/29 ...... 150 164,740
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 148,266
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 549,132
Series 2019A , RB , 5.00% , 04/15/30 ..... 550 603,205
Series 2019A , RB , 5.00% , 10/15/31 ..... 50 54,698
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 275 285,797
Series 2018 , RB , 5.00% , 08/01/29 ...... 840 895,859
Series 2019 , RB , 5.00% , 08/01/29 ...... 190 207,500
Series 2020 , RB , 5.00% , 08/01/29 ...... 265 289,408
Series 2024 , RB , 5.00% , 08/01/29 ...... 115 125,592
Series 2019 , RB , 5.00% , 08/01/31 ...... 170 185,120
Tyler Independent School District, Series 2022,
GO, 5.00%, 02/15/29 (PSF) .......... 140 150,906
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 325 335,032
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/29 (PSF) .. 250 268,714
Wylie Independent School District
Series 2019B , GO , 5.00% , 08/15/29 ( PSF ) 100 108,867
Series 2020A , GO , 5.00% , 08/15/29 ( PSF ) 55 59,877
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 125,463
59,015,297
Utah — 1.5%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/29 ( GTD ) 90 92,683
Series 2019 , GO , 5.00% , 03/15/29 ( GTD ) . 50 52,773
Series 2019B , GO , 5.00% , 03/15/29 ( GTD ) 55 59,569
Series 2019B , GO , 4.00% , 03/15/32 ( GTD ) 110 114,760
Canyons School District, Series 2018, GO,
2.35%, 06/15/29 (GTD) ............. 920 908,058
Canyons School District Local Building Authority
Series 2021 , RB , 5.00% , 06/15/29 ...... 200 217,341
Series 2024 , RB , 5.00% , 06/15/29 ...... 110 119,538
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 120 130,104
Series 2017B , RB , 5.00% , 10/01/29 ..... 390 407,143
Central Valley Water Reclamation Facility, Series
2021C, RB, 5.00%, 03/01/29 ......... 135 145,872
City of Provo, Series 2017, GO, 5.00%, 01/01/29 95 99,942

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... USD 180 $ 194,667
Series 2020 , RB , 5.00% , 02/01/30 ...... 315 339,742
County of Utah
Series 2019 , RB , 5.00% , 12/01/30 ...... 75 82,558
Series 2019 , RB , 5.00% , 12/01/31 ...... 125 137,102
Davis School District
Series 2023 , GO , 5.00% , 06/01/29 ( GTD ) . 255 277,464
Series 2025 , GO , 5.00% , 06/01/29 ( GTD ) . 60 65,286
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 495,888
Provo School District, Series 2021, GO,
5.00%, 06/15/29 (GTD) ............. 175 190,351
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 129,975
Series 2020 , GO , 5.00% , 07/01/30 ...... 140 150,914
Series 2019 , GO , 5.00% , 07/01/31 ...... 205 220,665
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 200,740
Series 2020 , GO , 5.00% , 07/01/32 ...... 395 423,966
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 257,599
University of Utah (The)
Series 2020A , RB , 5.00% , 08/01/29 ..... 95 103,470
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 265 288,626
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 147,036
Series 2022B , RB , 5.00% , 08/01/29 ..... 25 27,229
Series 2023A , RB , 5.00% , 08/01/29 ..... 275 299,518
6,380,579
Vermont — 0.1%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 38,325
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 126,038
Vermont Municipal Bond Bank
Series 2017A , RB , 5.00% , 10/01/29 ( ST
INTERCEPT ) .................. 90 93,891
Series 2024 , RB , 5.00% , 12/01/29 ...... 175 192,327
450,581
Virginia — 2.0%
City of Richmond
Series 2017D , GO , 5.00% , 03/01/29 ( SAW ) 70 75,831
Series 2017B , GO , 4.00% , 07/15/29 ..... 495 506,486
City of Virginia Beach, Series 2017A, GO,
5.00%, 04/01/29 (SAW) ............ 65 68,877
County of Arlington, Series 2019, GO,
5.00%, 06/15/29 ................. 220 240,039
County of Chesterfield, Series 2019A, GO,
5.00%, 01/01/31 (SAW) ............ 50 53,807
County of Fairfax
Series 2024A , GO , 5.00% , 10/01/29 ( SAW ) 750 823,993
Series 2019A , GO , 5.00% , 10/01/30 ( SAW ) 125 135,585
County of Loudoun
Series 2021B , GO , 5.00% , 12/01/29 ..... 50 55,146
Series 2020A , GO , 5.00% , 12/01/31 ( SAW ) 60 65,945
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... 290 305,100
Series 2019A , RB , 5.00% , 02/01/29 ..... 280 302,392
Series 2019B , RB , 5.00% , 02/01/29 ..... 195 210,594
Series 2019C , RB , 5.00% , 02/01/29 ..... 225 242,993
Series 2020A , RB , 5.00% , 02/01/29 ..... 120 129,596
Series 2022A , RB , 5.00% , 02/01/29 ..... 50 53,999
Series 2023B , RB , 5.00% , 02/01/29 ..... 55 59,398
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 230 245,845
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. USD 95 $ 103,968
Series 2019A , RB , 5.00% , 02/01/30 ..... 390 420,986
Series 2019B , RB , 5.00% , 02/01/30 ..... 295 318,438
Series 2019C , RB , 5.00% , 02/01/30 ..... 210 226,685
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 210 219,972
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 79,598
Series 2019 , RB , 5.00% , 05/15/30 ...... 120 130,523
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 233,853
Series 2019 , RB , 5.00% , 05/15/32 ...... 250 270,810
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 285 305,128
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 90 93,622
Series 2020A , RB , 5.00% , 08/01/29 ..... 145 158,433
Series 2022A , RB , 5.00% , 08/01/29 ..... 140 152,970
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 521,907
Virginia Public School Authority
Series 2018B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 25 26,669
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 75 81,895
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 70 76,436
Series 2021A , RB , 5.00% , 08/01/29 ( SAW ) 60 65,516
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 320 349,420
Series 2020 , RB , 4.00% , 10/01/29 ( SAW ) . 60 63,687
Series 2021A , RB , 4.00% , 10/01/29 ( SAW ) 70 74,302
Virginia Resources Authority
Series 2017C , RB , 5.00% , 11/01/29 ..... 120 125,617
Series 2024B , RB , 5.00% , 11/01/29 ..... 65 71,526
Series 2019A , RB , 5.00% , 11/01/32 ( ST
INTERCEPT ) .................. 120 131,152
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 252,606
8,131,345
Washington — 4.9%
Auburn School District No. 408 of King & Pierce
Counties
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 100 104,758
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 180 197,836
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... 300 330,247
City of Seattle
Series 2025 , RB , 5.00% , 02/01/29 ...... 80 86,277
Series 2025 , RB , 5.00% , 05/01/29
(a)
..... 75 81,424
Series 2017 , RB , 4.00% , 07/01/29 ...... 80 82,001
Series 2020A , RB , 5.00% , 07/01/29 ..... 90 98,026
Series 2017C , RB , 5.00% , 09/01/29 ..... 555 578,814
Series 2021 , RB , 5.00% , 09/01/29 ...... 215 235,218
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 114,988
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 76,952
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 516,343
City of Seattle Water System, Series 2022, RB,
5.00%, 09/01/29 ................. 135 147,744
City of Tacoma, Series 2022, RB,
5.00%, 12/01/29 ................. 80 87,989
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 575,823
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 600 645,079

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Clark County Public Utility District No. 1
Generating System, Series 2022, RB,
5.00%, 01/01/29 ................. USD 180 $ 193,524
Clark County School District No. 114 Evergreen
Series 2019 , GO , 4.00% , 12/01/29 ( GTD ) . 125 131,664
Series 2020 , GO , 5.00% , 12/01/29 ( GTD ) . 55 60,450
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 70 76,167
Clark County School District No. 122 Ridgefield,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 260 269,049
Clark County School District No. 37 Vancouver
Series 2017 , GO , 5.00% , 12/01/29 ( GTD ) . 60 62,168
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 550 591,060
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 105 113,819
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 118,652
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 322,937
Series 2019 , GO , 5.00% , 01/01/32 ...... 625 672,442
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 268,287
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 131,811
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 220 241,799
Series 2021A , GO , 5.00% , 12/01/29 ..... 340 373,690
County of Spokane
Series 2021 , GO , 5.00% , 12/01/29 ...... 75 82,432
Series 2019B , GO , 5.00% , 12/01/30 ..... 65 71,551
Series 2019B , GO , 5.00% , 12/01/31 ..... 255 279,884
Series 2019B , GO , 5.00% , 12/01/32 ..... 85 92,921
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 510 529,676
King County School District No. 210 Federal
Way
Series 2019 , GO , 4.00% , 12/01/30 ( GTD ) . 175 185,091
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 295 322,540
King County School District No. 403 Renton,
Series 2020, GO, 5.00%, 12/01/31 (GTD) . 150 164,291
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 194,075
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 785 854,632
Series 2022 , GO , 5.00% , 12/01/29 ( GTD ) . 150 165,153
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 185,149
King County School District No. 410 Snoqualmie
Valley, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... 160 175,978
King County School District No. 411 Issaquah
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 125 131,132
Series 2023 , GO , 5.00% , 12/01/29 ( GTD ) . 120 132,030
King County School District No. 415 Kent
Series 2017 , GO , 3.00% , 12/01/29 ( GTD ) . 60 60,048
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 20 21,242
Pierce County School District No. 10 Tacoma,
Series 2020B, GO, 5.00%, 12/01/29 (GTD) 185 203,331
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/29 (GTD) . 405 419,637
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 300 314,109
Pierce County School District No. 403 Bethel
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 245 259,416
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 455 494,749
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 200 217,352
Series 2019 , GO , 5.00% , 12/01/31 ( GTD ) . 165 178,803
Port of Seattle, Series 2022A, RB,
5.00%, 08/01/29 ................. 120 131,007
Security
Par (000)
Par (000) Value
Washington (continued)
Snohomish County School District No. 103
Monroe, Series 2025, GO, 5.00%, 12/01/29
(GTD) ....................... USD 155 $ 170,359
Snohomish County School District No.
201 Snohomish, Series 2020, GO,
5.00%, 12/01/29 (GTD) ............. 130 142,481
Spokane County School District No. 81 Spokane
Series 2021 , GO , 4.00% , 12/01/29 ( GTD ) . 140 148,502
Series 2017B , GO , 5.00% , 12/01/29 ( GTD ) 115 120,641
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 445 483,460
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 140 151,196
Series 2020C , GO , 5.00% , 02/01/29 ..... 95 102,597
Series 2019D , GO , 5.00% , 06/01/29 ..... 320 344,424
Series 2021F , GO , 5.00% , 06/01/29 ..... 110 119,727
Series 2021D , GO , 5.00% , 06/01/29 ..... 120 130,612
COP , 5.00% , 07/01/29 .............. 115 125,176
Series 2017A , COP , 5.00% , 07/01/29 .... 275 285,414
Series 2021A , GO , 5.00% , 08/01/29 ..... 95 103,804
Series R-2018C , GO , 5.00% , 08/01/29 ... 825 858,509
Series 2024A , GO , 5.00% , 08/01/29 ..... 150 163,902
Series 2020B , GO , 5.00% , 06/01/30 ..... 270 293,615
Series 2019D , COP , 5.00% , 07/01/30 .... 350 380,590
Series 2020A , GO , 5.00% , 08/01/30 ..... 200 218,292
Series 2019C , GO , 5.00% , 02/01/31 ..... 105 113,209
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 181,212
Series 2020A , GO , 5.00% , 08/01/31 ..... 515 561,221
Series 2020B , GO , 5.00% , 06/01/32 ..... 455 492,912
Series 2020A , GO , 5.00% , 08/01/32 ..... 415 451,029
University of Washington
Series 2024A , RB , 5.00% , 04/01/29 ..... 195 211,170
Series 2024B , RB , 5.00% , 07/01/29 ..... 260 283,186
Washington State University, Series 2019, RB,
5.00%, 10/01/29 ................. 55 59,901
20,150,408
West Virginia — 0.6%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 95,747
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 119,687
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 114,246
Series 2018A , GO , 5.00% , 12/01/29 ..... 100 106,413
Series 2019A , GO , 5.00% , 12/01/31 ..... 645 700,230
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 675 702,238
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 500 531,460
Series 2021 , RB , 5.00% , 06/01/29 ...... 140 151,906
2,521,927
Wisconsin — 1.0%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. 200 191,444
City of Madison
Series 2022C , GO , 5.00% , 10/01/29 ..... 55 60,259
Series 2023A , GO , 5.00% , 10/01/29 ..... 235 257,472
Series 2022A , GO , 4.00% , 10/01/30 ..... 140 147,732
City of Milwaukee, Series 2022-N3, GO,
5.00%, 04/01/29 ................. 605 648,785
Green Bay Area Public School District, GO,
5.00%, 04/01/29
(a)
................ 355 384,516
Milwaukee Metropolitan Sewerage District
Series 2020A , GO , 4.00% , 10/01/29 ..... 135 143,385
Series 2023A , GO , 5.00% , 10/01/29 ..... 65 71,312
Series 2020A , GO , 4.00% , 10/01/31 ..... 250 264,281

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... USD 90 $ 93,141
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 350 380,634
Series 2020B , GO , 5.00% , 05/01/29 ..... 85 92,440
Series 20252 , GO , 5.00% , 05/01/29 ..... 185 201,192
Series 2021B , GO , 5.00% , 05/01/32 ..... 500 540,855
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 255 277,610
Wisconsin Department of Transportation
Series 20172 , RB , 5.00% , 07/01/29 ..... 145 150,378
Series 2021A , RB , 5.00% , 07/01/29 ..... 155 169,073
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 54,540
Series 2023I , RB , 5.00% , 07/01/29 ...... 75 81,810
4,210,859
Total Long-Term Investments — 99 .0%
(Cost: $ 405,095,953 ) .............................. 410,523,162
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.03%
(d) (e)
......... 5,606,634 $ 5,607,195
Total Short-Term Securities — 1 .4%
(Cost: $ 5,607,195 ) ............................... 5,607,195
Total Investments — 100 .4%
(Cost: $ 410,703,148 ) .............................. 416,130,357
Liabilities in Excess of Other Assets — (0.4) % ............. (1,564,569)
Net Assets — 100.0% ...............................
$ 414,565,788
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 306,632 $ 5,300,480
(a)
$ — $ 83 $ — $ 5,607,195 5,606,634 $ 5,904 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 410,523,162 $ — $ 410,523,162
Short-Term Securities
Money Market Funds ...................................... 5,607,195 — — 5,607,195
$ 5,607,195 $ 410,523,162 $ — $ 416,130,357
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes